UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22959

1290 FUNDS

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street, N.W.

Washington, D.C. 20006

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: October 31

Date of reporting period: May 1, 2018 – July 31, 2018

Item 1.	Schedule of Investments.

The following are schedules of investments of the registrant as of July 31, 2018. The schedules have not been audited.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS

July 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (82.7%)
Consumer Discretionary (9.6%)
Automobiles (0.9%)
Tesla, Inc.
2.375%, 3/15/22	$209,000	$225,173

Hotels, Restaurants & Leisure (1.3%)
Caesars Entertainment Corp.
5.000%, 10/1/24	177,000	317,965

Internet & Direct Marketing Retail (3.4%)
Booking Holdings, Inc.
0.350%, 6/15/20	297,000	459,883
Ctrip.com International Ltd.
1.250%, 9/15/22	45,000	44,252
IAC FinanceCo, Inc.
0.875%, 10/1/22§	205,000	231,398
Liberty Expedia Holdings, Inc.
1.000%, 6/30/47§	102,000	103,469

		839,002

Media (4.0%)
DISH Network Corp.
3.375%, 8/15/26	520,000	472,396
Liberty Interactive LLC
1.750%, 9/30/46§	177,000	192,153
Liberty Media Corp.
1.375%, 10/15/23	90,000	113,877
Liberty Media Corp.-Liberty Formula One
1.000%, 1/30/23	71,000	80,158
Live Nation Entertainment, Inc.
2.500%, 5/15/19	56,000	80,865
2.500%, 3/15/23§	30,000	31,514

		970,963

Total Consumer Discretionary		2,353,103

Energy (4.0%)
Energy Equipment & Services (1.8%)
Ensco Jersey Finance Ltd.
3.000%, 1/31/24	61,000	57,893
Nabors Industries, Inc.
0.750%, 1/15/24	119,000	92,881
Oil States International, Inc.
1.500%, 2/15/23§	73,000	78,592
SEACOR Holdings, Inc.
3.250%, 5/15/30	57,000	56,194
Weatherford International Ltd.
5.875%, 7/1/21	147,000	145,494

		431,054

Oil, Gas & Consumable Fuels (2.2%)
Cheniere Energy, Inc.
4.250%, 3/15/45	120,000	93,841
Chesapeake Energy Corp.
5.500%, 9/15/26(e)	139,000	138,212
Oasis Petroleum, Inc.
2.625%, 9/15/23	121,000	151,683
PDC Energy, Inc.
1.125%, 9/15/21	159,000	166,481

		550,217

Total Energy		981,271

Financials (3.7%)
Capital Markets (0.1%)
New Mountain Finance Corp.
5.000%, 6/15/19	31,000	31,634

Consumer Finance (1.2%)
Encore Capital Group, Inc.
3.000%, 7/1/20	90,000	89,635
3.250%, 3/15/22	30,000	29,548
EZCORP, Inc.
2.875%, 7/1/24	30,000	39,594
2.375%, 5/1/25§	30,000	28,290
PRA Group, Inc.
3.500%, 6/1/23	99,000	105,564

		292,631

Insurance (1.3%)
Fidelity National Financial, Inc.
4.250%, 8/15/18	100,000	308,596

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
Blackstone Mortgage Trust, Inc. (REIT)
4.375%, 5/5/22	66,000	65,064
Western Asset Mortgage Capital Corp. (REIT)
6.750%, 10/1/22	60,000	61,835

		126,899

Thrifts & Mortgage Finance (0.6%)
LendingTree, Inc.
0.625%, 6/1/22	106,000	137,557

Total Financials		897,317

Health Care (18.4%)
Biotechnology (9.3%)
Acorda Therapeutics, Inc.
1.750%, 6/15/21	65,000	59,709
Alder Biopharmaceuticals, Inc.
2.500%, 2/1/25	115,000	133,485
AMAG Pharmaceuticals, Inc.
3.250%, 6/1/22	50,000	54,386
BioMarin Pharmaceutical, Inc.
0.750%, 10/15/18	85,000	93,583
1.500%, 10/15/20	181,000	221,229
Clovis Oncology, Inc.
2.500%, 9/15/21	128,000	135,238
Exact Sciences Corp.
1.000%, 1/15/25	271,000	281,397
Flexion Therapeutics, Inc.
3.375%, 5/1/24	144,000	168,030
Incyte Corp.
1.250%, 11/15/20	75,000	102,057
Insmed, Inc.
1.750%, 1/15/25	175,000	164,024
Intercept Pharmaceuticals, Inc.
3.250%, 7/1/23	29,000	25,573
Ionis Pharmaceuticals, Inc.
1.000%, 11/15/21	173,000	171,780
Ligand Pharmaceuticals, Inc.
0.750%, 5/15/23§	221,000	234,133
Neurocrine Biosciences, Inc.
2.250%, 5/15/24	65,000	95,258
Radius Health, Inc.
3.000%, 9/1/24	90,000	76,670
Sarepta Therapeutics, Inc.
1.500%, 11/15/24§	123,000	214,497
TESARO, Inc.
3.000%, 10/1/21	40,000	50,681

		2,281,730

See Notes to Portfolio of Investments.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care Equipment & Supplies (2.2%)
DexCom, Inc.
0.750%, 5/15/22	$60,000	$69,406
Nevro Corp.
1.750%, 6/1/21	182,000	175,713
NuVasive, Inc.
2.250%, 3/15/21	137,000	155,301
Wright Medical Group NV
2.250%, 11/15/21	62,000	81,208
Wright Medical Group, Inc.
2.000%, 2/15/20	58,000	61,246

		542,874

Health Care Providers & Services (1.5%)
Anthem, Inc.
2.750%, 10/15/42	18,000	62,460
Molina Healthcare, Inc.
1.125%, 1/15/20	120,000	308,017

		370,477

Health Care Technology (1.1%)
Allscripts Healthcare Solutions, Inc.
1.250%, 7/1/20	105,000	107,520
Evolent Health, Inc.
2.000%, 12/1/21	22,000	24,381
Teladoc, Inc.
3.000%, 12/15/22	60,000	91,741
Vocera Communications, Inc.
1.500%, 5/15/23§	36,000	39,988

		263,630

Pharmaceuticals (4.3%)
Depomed, Inc.
2.500%, 9/1/21	85,000	74,773
Dermira, Inc.
3.000%, 5/15/22	207,000	171,915
Horizon Pharma Investment Ltd.
2.500%, 3/15/22	125,000	121,552
Innoviva, Inc.
2.125%, 1/15/23	136,000	132,260
Jazz Investments I Ltd.
1.875%, 8/15/21	120,000	129,532
1.500%, 8/15/24§	59,000	61,243
Medicines Co. (The)
2.500%, 1/15/22	131,000	167,986
Pacira Pharmaceuticals, Inc.
2.375%, 4/1/22	131,000	129,247
Paratek Pharmaceuticals, Inc.
4.750%, 5/1/24§	61,000	58,147

		1,046,655

Total Health Care		4,505,366

Industrials (7.2%)
Aerospace & Defense (0.4%)
Aerojet Rocketdyne Holdings, Inc.
2.250%, 12/15/23	61,000	86,618

Air Freight & Logistics (0.6%)
Echo Global Logistics, Inc.
2.500%, 5/1/20	139,000	153,155

Building Products (0.7%)
Patrick Industries, Inc.
1.000%, 2/1/23§	182,000	175,226

Commercial Services & Supplies (0.3%)
Team, Inc.
5.000%, 8/1/23	57,000	70,425

Construction & Engineering (1.4%)
Dycom Industries, Inc.
0.750%, 9/15/21	179,000	198,982
Tutor Perini Corp.
2.875%, 6/15/21	143,000	142,073

		341,055

Machinery (2.5%)
Chart Industries, Inc.
1.000%, 11/15/24§	155,000	221,271
Greenbrier Cos., Inc. (The)
2.875%, 2/1/24	170,000	201,344
Meritor, Inc.
3.250%, 10/15/37§	60,000	59,566
Navistar International Corp.
4.750%, 4/15/19	121,000	125,040

		607,221

Professional Services (0.4%)
Huron Consulting Group, Inc.
1.250%, 10/1/19	95,000	89,399

Transportation Infrastructure (0.9%)
Macquarie Infrastructure Corp.
2.875%, 7/15/19	60,000	59,476
2.000%, 10/1/23	191,000	169,353

		228,829

Total Industrials		1,751,928

Information Technology (36.4%)
Communications Equipment (3.4%)
Ciena Corp.
3.750%, 10/15/18	150,000	190,643
4.000%, 12/15/20	44,000	60,828
Finisar Corp.
0.500%, 12/15/36	81,000	72,948
Lumentum Holdings, Inc.
0.250%, 3/15/24	151,000	168,910
Palo Alto Networks, Inc.
(Zero Coupon), 7/1/19	145,000	260,012
0.750%, 7/1/23(b)§	73,000	71,689

		825,030

Electronic Equipment, Instruments & Components (1.2%)
TTM Technologies, Inc.
1.750%, 12/15/20	105,000	193,040
Vishay Intertechnology, Inc.
2.250%, 11/15/40	50,000	98,193

		291,233

Internet Software & Services (4.8%)
Akamai Technologies, Inc.
0.125%, 5/1/25§	61,000	61,255
Altaba, Inc.
(Zero Coupon), 12/1/18	67,000	91,240

See Notes to Portfolio of Investments.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Coupa Software, Inc.
0.375%, 1/15/23§	$47,000	$69,231
Five9, Inc.
0.125%, 5/1/23§	24,000	23,788
Momo, Inc.
1.250%, 7/1/25§	49,000	46,160
Nutanix, Inc.
(Zero Coupon), 1/15/23§	93,000	110,864
Okta, Inc.
0.250%, 2/15/23§	90,000	109,317
Pandora Media, Inc.
1.750%, 12/1/23	110,000	108,020
Q2 Holdings, Inc.
0.750%, 2/15/23§	75,000	87,136
Twilio, Inc.
0.250%, 6/1/23§	82,000	85,978
Twitter, Inc.
0.250%, 9/15/19	65,000	62,476
0.250%, 6/15/24§	171,000	155,538
Weibo Corp.
1.250%, 11/15/22§	91,000	89,108
Wix.com Ltd.
(Zero Coupon), 7/1/23§	48,000	45,789
Zillow Group, Inc.
1.500%, 7/1/23	34,000	33,730

		1,179,630

IT Services (0.6%)
Cardtronics, Inc.
1.000%, 12/1/20	41,000	38,433
CSG Systems International, Inc.
4.250%, 3/15/36	89,000	93,994
GDS Holdings Ltd.
2.000%, 6/1/25§	24,000	17,964

		150,391

Semiconductors & Semiconductor Equipment (17.1%)
Advanced Micro Devices, Inc.
2.125%, 9/1/26	83,000	197,926
Cypress Semiconductor Corp.
4.500%, 1/15/22	96,000	138,726
Inphi Corp.
1.125%, 12/1/20	87,000	91,283
0.750%, 9/1/21	15,000	13,961
Integrated Device Technology, Inc.
0.875%, 11/15/22	150,000	178,705
Intel Corp.
3.250%, 8/1/39	211,000	488,904
Microchip Technology, Inc.
1.625%, 2/15/25	259,000	465,931
1.625%, 2/15/27	485,000	577,604
Micron Technology, Inc.
Series F
2.125%, 2/15/33	47,000	226,673
Series G
3.000%, 11/15/43	296,000	534,405
Novellus Systems, Inc.
2.625%, 5/15/41	94,000	537,360
NVIDIA Corp.
1.000%, 12/1/18	9,000	109,267
NXP Semiconductors NV
1.000%, 12/1/19	45,000	49,810
ON Semiconductor Corp.
1.000%, 12/1/20	120,000	156,688
Rambus, Inc.
1.375%, 2/1/23§	91,000	84,786
SunPower Corp.
4.000%, 1/15/23	30,000	24,017
Synaptics, Inc.
0.500%, 6/15/22	107,000	105,571
Teradyne, Inc.
1.250%, 12/15/23	91,000	132,322
Veeco Instruments, Inc.
2.700%, 1/15/23	72,000	63,727

		4,177,666

Software (8.6%)
Citrix Systems, Inc.
0.500%, 4/15/19	150,000	228,156
FireEye, Inc.
0.875%, 6/1/24§	78,000	73,743
Series A
1.000%, 6/1/35	148,000	140,600
Guidewire Software, Inc.
1.250%, 3/15/25	91,000	90,438
HubSpot, Inc.
0.250%, 6/1/22	61,000	85,925
Nuance Communications, Inc.
1.000%, 12/15/35	158,000	142,222
Proofpoint, Inc.
0.750%, 6/15/20	63,000	90,631
PROS Holdings, Inc.
2.000%, 12/1/19	80,000	96,225
RealPage, Inc.
1.500%, 11/15/22	93,000	130,856
Red Hat, Inc.
0.250%, 10/1/19	118,000	226,378
RingCentral, Inc.
(Zero Coupon), 3/15/23§	78,000	84,543
Rovi Corp.
0.500%, 3/1/20	60,000	56,810
ServiceNow, Inc.
(Zero Coupon), 11/1/18	37,000	87,786
(Zero Coupon), 6/1/22	119,000	163,503
Synchronoss Technologies, Inc.
0.750%, 8/15/19	95,000	87,322
Verint Systems, Inc.
1.500%, 6/1/21	129,000	127,352
Workday, Inc.
0.250%, 10/1/22§	95,000	100,190
Zendesk, Inc.
0.250%, 3/15/23§	90,000	96,912

		2,109,592

Technology Hardware, Storage & Peripherals (0.7%)
Pure Storage, Inc.
0.125%, 4/15/23§	69,000	72,678
Western Digital Corp.
1.500%, 2/1/24§	106,000	103,738

		176,416

Total Information Technology		8,909,958

Materials (2.7%)
Chemicals (0.5%)
RPM International, Inc.
2.250%, 12/15/20	97,000	123,686

Construction Materials (1.5%)
Cemex SAB de CV
3.720%, 3/15/20	365,000	371,327

Metals & Mining (0.7%)
Allegheny Technologies, Inc.
4.750%, 7/1/22	42,000	86,512

See Notes to Portfolio of Investments.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Cleveland-Cliffs, Inc.
1.500%, 1/15/25	$61,000	$87,681

		174,193

Total Materials		669,206

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.5%)
Colony Capital, Inc. (REIT)
5.000%, 4/15/23	65,000	61,588
IH Merger Sub LLC (REIT)
3.500%, 1/15/22	54,000	59,476

		121,064

Real Estate Management & Development (0.2%)
Redfin Corp.
1.750%, 7/15/23	60,000	61,033

Total Real Estate		182,097

Total Convertible Bonds		20,250,246

Total Long-Term Debt Securities (82.7%) (Cost $18,484,162)		20,250,246

	Number of Shares
CONVERTIBLE PREFERRED STOCKS:
Consumer Staples (0.7%)
Food Products (0.7%)
Bunge Ltd.,
4.875%	592	64,449
Post Holdings, Inc.,
2.500%	595	95,221

Total Consumer Staples		159,670

Energy (1.2%)
Energy Equipment & Services (0.6%)
Nabors Industries Ltd.,
6.000%	3,147	134,849

Oil, Gas & Consumable Fuels (0.6%)
Hess Corp.,
8.000%	1,390	101,414
Kinder Morgan, Inc.,
Series A
9.750%	1,691	56,718

		158,132

Total Energy		292,981

Financials (5.6%)
Banks (4.6%)
Bank of America Corp.,
Series L
7.250%	292	371,494
Wells Fargo & Co.,
Series L
7.500%	610	774,090

		1,145,584

Capital Markets (0.4%)
AMG Capital Trust II,
5.150%*	545	32,645
Mandatory Exchangeable Trust,
5.750%§	293	61,559

		94,204

Insurance (0.6%)
Assurant, Inc.,
Series D
6.500%	1,218	142,506

Total Financials		1,382,294

Health Care (2.7%)
Health Care Equipment & Supplies (2.7%)
Becton Dickinson and Co.,
Series A
6.125%	10,552	669,736

Total Health Care		669,736

Industrials (1.1%)
Machinery (1.1%)
Fortive Corp.,
Series A
5.000%*	91	96,005
Rexnord Corp.,
Series A
5.750%	1,335	85,267
Stanley Black & Decker, Inc.,
5.375%	802	89,423

Total Industrials		270,695

Information Technology (1.1%)
Electronic Equipment, Instruments & Components (1.1%)
Belden, Inc.,
6.750%	1,833	161,267
MTS Systems Corp.,
8.750%	812	96,677

Total Information Technology		257,944

Real Estate (1.3%)
Equity Real Estate Investment Trusts (REITs) (1.3%)
Crown Castle International Corp. (REIT),
Series A
6.875%	186	198,466
Welltower, Inc. (REIT),
Series I
6.500%	2,076	123,293

Total Real Estate		321,759

Utilities (0.6%)
Electric Utilities (0.3%)
NextEra Energy, Inc.,
6.123%	1,095	62,689

Multi-Utilities (0.3%)
Dominion Energy, Inc.,
Series A
6.750%	1,210	58,310
Sempra Energy,
Series A
6.000%	270	27,623

		85,933

Total Utilities		148,622

Total Convertible Preferred Stocks (14.3%) (Cost $3,283,911)		3,503,701

See Notes to Portfolio of Investments.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares	73,584	$73,599

Total Short-Term Investment (0.3%) (Cost $73,599)		73,599

Total Investments in Securities (97.3%) (Cost $21,841,672)		23,827,546
Other Assets Less Liabilities (2.7%)		667,398

Net Assets (100%)		$24,494,944

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2018, the market value of these securities amounted to $3,381,453 or 13.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At July 31, 2018, the market value of these securities amounted to $71,689 or 0.3% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of July 31, 2018. Maturity date disclosed is the ultimate maturity date.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Convertible Bonds
Consumer Discretionary	$—	$2,353,103	$—	$2,353,103
Energy	—	981,271	—	981,271
Financials	—	897,317	—	897,317
Health Care	—	4,505,366	—	4,505,366
Industrials	—	1,751,928	—	1,751,928
Information Technology	—	8,909,958	—	8,909,958
Materials	—	669,206	—	669,206
Real Estate	—	182,097	—	182,097
Convertible Preferred Stocks
Consumer Staples	64,449	95,221	—	159,670
Energy	292,981	—	—	292,981
Financials	1,288,090	94,204	—	1,382,294
Health Care	669,736	—	—	669,736
Industrials	270,695	—	—	270,695
Information Technology	161,267	96,677	—	257,944
Real Estate	321,759	—	—	321,759
Utilities	148,622	—	—	148,622
Short-Term Investment
Investment Company	73,599	—	—	73,599

Total Assets	$3,291,198	$20,536,348	$—	$23,827,546

Total Liabilities	$—	$—	$—	$—

Total	$3,291,198	$20,536,348	$—	$23,827,546

There were no transfers between Levels 1, 2 or 3 during the nine months ended July 31, 2018.

As of July 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,830,758
Aggregate gross unrealized depreciation	(974,605)

Net unrealized appreciation	$1,856,153

Federal income tax cost of investments in securities and derivative instruments, if applicable	$21,971,393

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (17.4%)
Aames Mortgage Investment Trust,
Series 2006-1 A4
2.624%, 4/25/36(l)		$1,400,000	$1,397,332
Carrington Mortgage Loan Trust,
Series 2005-NC2 M4
3.084%, 5/25/35(l)		1,214,166	1,215,008
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-WHQ2 M2
2.754%, 5/25/35(l)		906,348	908,757
Popular ABS Mortgage Pass-Through Trust,
Series 2005-5 MV1
2.504%, 11/25/35(l)		962,525	962,992
Towd Point Mortgage Trust,
Series 2017-6 A1
2.750%, 10/25/57(b)(l)§		897,900	877,012

Total Asset-Backed Securities			5,361,101

Collateralized Mortgage Obligations (9.1%)
FNMA,
Series 2016-C03 1M2
7.364%, 10/25/28(l)		581,000	687,292
Series 2016-C04 1M2
6.314%, 1/25/29(l)		1,000,000	1,132,160
TDA CAM FTA,
Series 7 B
0.000%, 2/26/49(l)(m)	EUR	1,100,000	982,602

Total Collateralized Mortgage Obligations			2,802,054

Commercial Mortgage-Backed Securities (9.6%)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K722 X1
1.310%, 3/25/23 IO(l)		$13,763,107	665,108
Series K727 A1
2.632%, 10/25/23		1,094,641	1,078,053
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C15 D
5.085%, 11/15/45(b)(l)§		1,213,797	1,201,564

Total Commercial Mortgage-Backed Securities			2,944,725

Corporate Bonds (24.3%)
Financials (22.9%)
Banks (8.8%)
Bank of America Corp.
Series L
2.250%, 4/21/20		450,000	444,251
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.25%), 3.576%, 7/1/26(k)		450,000	450,659
JPMorgan Chase & Co.
2.400%, 6/7/21		450,000	438,986
National Australia Bank Ltd.
(ICE LIBOR USD 3 Month + 0.51%), 2.839%, 5/22/20(b)(k)§		900,000	904,037
UBS Group Funding Switzerland AG
(ICE LIBOR USD 3 Month + 1.22%), 3.549%, 5/23/23(b)(k)§		450,000	455,936

			2,693,869

Capital Markets (4.4%)
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 0.75%), 3.080%, 2/23/23(k)		900,000	901,668
Morgan Stanley
2.650%, 1/27/20		450,000	448,410

			1,350,078

Consumer Finance (6.8%)
American Express Co.
2.650%, 12/2/22		450,000	432,797
Ford Motor Credit Co. LLC
(ICE LIBOR USD 3 Month + 0.81%), 3.147%, 4/5/21(k)		900,000	904,887
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.93%), 3.267%, 4/13/20(k)		750,000	755,547

			2,093,231

Insurance (2.9%)
Metropolitan Life Global Funding I
(ICE LIBOR USD 3 Month + 0.23%), 2.569%, 1/8/21(b)(k)§		900,000	901,434

Total Financials			7,038,612

Real Estate (1.4%)
Equity Real Estate Investment Trusts (REITs) (1.4%)
American Tower Corp. (REIT)
2.800%, 6/1/20		450,000	445,049

Total Real Estate			445,049

Telecommunication Services (0.0%)
Wireless Telecommunication Services (0.0%)
T-Mobile USA, Inc.
6.500%, 1/15/24(r)		10,000	—
4.500%, 2/1/26(r)		22,000	—
4.750%, 2/1/28(r)		22,000	—

Total Telecommunication Services			—

Total Corporate Bonds			7,483,661

Foreign Government Securities (6.8%)
Federative Republic of Brazil
10.000%, 1/1/27	BRL	2,300,000	580,663
Republic of South Africa
8.750%, 2/28/48	ZAR	12,160,000	857,078
United Mexican States
8.000%, 11/7/47	MXN	11,700,000	641,895

Total Foreign Government Securities			2,079,636

U.S. Treasury Obligations (28.7%)
U.S. Treasury Bonds
2.750%, 8/15/47		$1,640,000	1,534,938

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Notes
2.750%, 2/15/28	$7,435,300	$7,302,060

Total U.S. Treasury Obligations		8,836,998

Total Long-Term Debt Securities (95.9%) (Cost $29,608,226)		29,508,175

SHORT-TERM INVESTMENTS:
U.S. Treasury Obligations (2.4%)
U.S. Treasury Bills
0.90%, 8/2/18(p)	730,000	729,963

Total Short-Term Investments (2.4%) (Cost $729,963)		729,963

Total Investments in Securities (98.3%) (Cost $30,338,189)		30,238,138
Other Assets Less Liabilities (1.7%)		532,774

Net Assets (100%)		$30,770,912

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2018, the market value of these securities amounted to $4,339,983 or 14.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At July 31, 2018, the market value of these securities amounted to $4,339,983 or 14.1% of net assets.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of July 31, 2018.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2018.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At July 31, 2018, the market value of these securities amounted to $982,602 or 3.2% of net assets.

(p)	Yield to maturity.

(r)	Value determined using significant unobservable inputs.

Glossary:

BRL — Brazilian Real

EGP — Egyptian Pound

EUR — European Currency Unit

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

PLN — Polish Zloty

SEK — Swedish Krona

TRY — Turkish Lira

USD — United States Dollar

ZAR — South African Rand

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2018 (Unaudited)

Forward foreign currency contracts outstanding as of July 31, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,098,509	JPY	120,000,000	Goldman Sachs	8/6/2018	25,032
USD	290,440	TRY	1,286,000	JPMorgan Chase Bank	8/15/2018	30,905
MXN	862,866	USD	43,948	Bank of America	8/27/2018	2,142
USD	247,535	EUR	200,000	Bank of America	8/31/2018	13,128
EGP	6,662,380	USD	357,100	Bank of America**	10/15/2018	6,660
PLN	3,260,000	USD	885,436	Morgan Stanley	10/17/2018	7,657

Total unrealized appreciation						85,524

JPY	120,000,000	USD	1,097,588	Goldman Sachs	8/6/2018	(24,111)
TRY	1,286,000	USD	290,440	JPMorgan Chase Bank	8/15/2018	(30,905)
USD	1,866,790	EUR	1,600,000	National Australia Bank Ltd.	8/20/2018	(6,786)
USD	43,948	MXN	862,866	Bank of America	8/27/2018	(2,142)
EUR	200,000	USD	247,535	Bank of America	8/31/2018	(13,128)
SEK	7,800,000	USD	900,310	Goldman Sachs Bank USA	9/21/2018	(9,780)
USD	460,901	ZAR	6,300,000	HSBC Bank plc	10/5/2018	(13,567)
USD	357,100	EGP	6,662,380	Bank of America**	10/15/2018	(6,660)
USD	457,091	PLN	1,700,000	Barclays Bank plc	10/17/2018	(8,632)

Total unrealized depreciation						(115,711)

Net unrealized depreciation						(30,187)

**	Non-deliverable forward.

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$5,361,101	$—		$5,361,101
Collateralized Mortgage Obligations	—	2,802,054	—		2,802,054
Commercial Mortgage-Backed Securities	—	2,944,725	—		2,944,725
Corporate Bonds
Financials	—	7,038,612	—		7,038,612
Real Estate	—	445,049	—		445,049
Telecommunication Services	—	—	—	(a)	— (a)
Foreign Government Securities	—	2,079,636	—		2,079,636
Forward Currency Contracts	—	85,524	—		85,524
Short-Term Investments
U.S. Treasury Obligations	—	729,963	—		729,963
U.S. Treasury Obligations	—	8,836,998	—		8,836,998

Total Assets	$—	$30,323,662	$—		$30,323,662

Liabilities:
Forward Currency Contracts	$—	$(115,711)	$—		$(115,711)

Total Liabilities	$—	$(115,711)	$—		$(115,711)

Total	$—	$30,207,951	$—		$30,207,951

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the nine months ended July 31, 2018.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2018 (Unaudited)

As of July 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$152,346
Aggregate gross unrealized depreciation	(339,095)

Net unrealized depreciation	$(186,749)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$30,394,700

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

July 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (1.1%)
Pretium Mortgage Credit Partners I LLC,
Series 2018-NPL3 A1
4.125%, 8/27/33(e)§	$350,000	$350,000
VOLT LVIII LLC,
Series 2017-NPL5 A1
3.375%, 5/28/47(e)§	312,553	312,627

Total Asset-Backed Securities		662,627

Collateralized Mortgage Obligations (13.4%)
CHL Mortgage Pass-Through Trust,
Series 2006-OA5 2A1
2.264%, 4/25/46(l)	904,866	770,043
FHLMC,
Series 3998 AZ
4.000%, 2/15/42	1,292,063	1,319,597
Series 4768 CA
3.500%, 3/15/44	478,796	479,011
Series 4792 A
3.000%, 5/15/48	492,957	471,741
FNMA,
Series 2013-41 SC
2.905%, 5/25/43(l)	1,199,297	884,127
Series 2013-5 EZ
2.000%, 8/25/42	811,684	704,073
Series 2017-13 ML
3.000%, 8/25/41	894,356	880,183
Series 2017-4 CH
3.000%, 6/25/42	197,665	195,551
Series 2018-21
(Zero Coupon), 4/25/48 PO	488,524	380,177
JP Morgan Mortgage Trust,
Series 2018-7FRB A2
2.841%, 4/25/46(l)§	379,740	380,374
New Residential Mortgage Loan Trust,
Series 2016-1A A1
3.750%, 3/25/56(l)§	534,482	534,889
RALI Trust,
Series 2006-QS4 A10
6.000%, 4/25/36	703,465	642,248
Wells Fargo Mortgage Backed Securities Trust,
Series 2007-7 A1
6.000%, 6/25/37	450,966	449,070

Total Collateralized Mortgage Obligations		8,091,084

Corporate Bonds (12.4%)
Consumer Discretionary (1.8%)
Automobiles (0.2%)
Ford Motor Co.
7.450%, 7/16/31	85,000	98,605
General Motors Co.
(ICE LIBOR USD 3 Month + 0.80%), 3.163%, 8/7/20(k)	20,000	20,088

		118,693

Diversified Consumer Services (0.0%)
ServiceMaster Co. LLC (The)
5.125%, 11/15/24§	15,000	14,475

Hotels, Restaurants & Leisure (0.6%)
1011778 BC ULC
5.000%, 10/15/25§	65,000	62,156
Caesars Resort Collection LLC
5.250%, 10/15/25§	65,000	62,485
Eldorado Resorts, Inc.
6.000%, 4/1/25	65,000	65,650
GLP Capital LP
5.750%, 6/1/28	30,000	30,338
Hilton Domestic Operating Co., Inc.
5.125%, 5/1/26(b)§	30,000	30,000
Royal Caribbean Cruises Ltd.
3.700%, 3/15/28	55,000	50,906
Viking Cruises Ltd.
5.875%, 9/15/27§	60,000	58,800

		360,335

Household Durables (0.1%)
Newell Brands, Inc.
5.500%, 4/1/46	25,000	23,914
Tempur Sealy International, Inc.
5.500%, 6/15/26	65,000	61,750

		85,664

Leisure Products (0.1%)
Hasbro, Inc.
3.500%, 9/15/27	50,000	46,877

Media (0.5%)
Cengage Learning, Inc.
9.500%, 6/15/24§	60,000	52,500
Charter Communications Operating LLC
4.908%, 7/23/25	100,000	101,650
CSC Holdings LLC
5.250%, 6/1/24	30,000	28,837
Omnicom Group, Inc.
3.600%, 4/15/26	105,000	99,781

		282,768

Multiline Retail (0.2%)
Dollar Tree, Inc.
4.000%, 5/15/25	150,000	147,886

Specialty Retail (0.1%)
PetSmart, Inc.
7.125%, 3/15/23§	40,000	27,100
5.875%, 6/1/25§	30,000	23,700

		50,800

Total Consumer Discretionary		1,107,498

Consumer Staples (1.0%)
Beverages (0.1%)
Anheuser-Busch InBev Finance, Inc.
4.900%, 2/1/46	45,000	47,018

Food Products (0.6%)
JBS USA Lux SA
6.750%, 2/15/28§	50,000	47,259
Kraft Heinz Foods Co.
2.800%, 7/2/20	190,000	188,399
Pilgrim’s Pride Corp.
5.750%, 3/15/25§	65,000	62,075
Smithfield Foods, Inc.
4.250%, 2/1/27§	105,000	100,275

		398,008

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Household Products (0.1%)
Kronos Acquisition Holdings, Inc.
9.000%, 8/15/23§	$65,000	$56,265

Tobacco (0.2%)
BAT Capital Corp.
(ICE LIBOR USD 3 Month + 0.88%), 3.223%, 8/15/22(k)§	35,000	35,285
Reynolds American, Inc.
4.000%, 6/12/22	60,000	60,515

		95,800

Total Consumer Staples		597,091

Energy (1.9%)
Energy Equipment & Services (0.3%)
Baker Hughes a GE Co. LLC
4.080%, 12/15/47	115,000	105,681
Nabors Industries, Inc.
5.750%, 2/1/25§	35,000	33,106
USA Compression Partners LP
6.875%, 4/1/26§	30,000	30,864
Weatherford International Ltd.
9.875%, 2/15/24	30,000	30,450

		200,101

Oil, Gas & Consumable Fuels (1.6%)
Andeavor
5.125%, 12/15/26	45,000	47,151
Canadian Natural Resources Ltd.
2.950%, 1/15/23	105,000	101,564
Cheniere Energy Partners LP
5.250%, 10/1/25	65,000	64,675
Energy Transfer Partners LP
4.750%, 1/15/26	95,000	96,089
4.200%, 4/15/27	5,000	4,842
EQT Midstream Partners LP
4.750%, 7/15/23	100,000	100,700
Extraction Oil & Gas, Inc.
5.625%, 2/1/26§	30,000	29,100
Gulfport Energy Corp.
6.375%, 5/15/25	60,000	58,050
Indigo Natural Resources LLC
6.875%, 2/15/26§	40,000	38,700
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	130,000	153,688
Peabody Energy Corp.
6.000%, 3/31/22§	60,000	61,800
QEP Resources, Inc.
5.625%, 3/1/26	35,000	33,600
Sabine Pass Liquefaction LLC
5.000%, 3/15/27	100,000	103,228
Sanchez Energy Corp.
6.125%, 1/15/23	40,000	27,552
Sunoco LP
5.500%, 2/15/26§	30,000	28,425

		949,164

Total Energy		1,149,265

Financials (2.2%)
Banks (0.6%)
Bank of Montreal
(USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32(k)	40,000	37,349
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 3.421%, 5/17/24(k)	105,000	105,844
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 3.061%, 3/2/23(k)	145,000	145,467
Santander Holdings USA, Inc.
3.400%, 1/18/23	100,000	96,755

		385,415

Capital Markets (0.2%)
Morgan Stanley
(ICE LIBOR USD 3 Month + 0.85%), 3.737%, 4/24/24(k)	95,000	94,462

Consumer Finance (0.8%)
Ally Financial, Inc.
4.125%, 3/30/20	90,000	90,324
4.250%, 4/15/21	5,000	5,013
Capital One Financial Corp.
(ICE LIBOR USD 3 Month + 0.72%), 3.059%, 1/30/23(k)	50,000	49,830
Discover Financial Services
4.100%, 2/9/27	105,000	101,556
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.99%), 3.327%, 1/5/23(k)	70,000	70,266
3.950%, 4/13/24	15,000	14,660
Springleaf Finance Corp.
7.125%, 3/15/26	20,000	20,326
Synchrony Financial
3.950%, 12/1/27	165,000	149,675

		501,650

Diversified Financial Services (0.1%)
ASP AMC Merger Sub, Inc.
8.000%, 5/15/25§	35,000	28,744

Insurance (0.5%)
Alliant Holdings Intermediate LLC
8.250%, 8/1/23§	60,000	61,950
Athene Global Funding
3.000%, 7/1/22§	95,000	91,927
Liberty Mutual Group, Inc.
6.500%, 5/1/42§	60,000	74,392
NFP Corp.
6.875%, 7/15/25§	65,000	63,050
Wand Merger Corp.
8.125%, 7/15/23§	25,000	26,003

		317,322

Total Financials		1,327,593

Health Care (0.9%)
Biotechnology (0.1%)
AbbVie, Inc.
4.700%, 5/14/45	60,000	58,942

Health Care Equipment & Supplies (0.3%)
Avantor, Inc.
9.000%, 10/1/25§	30,000	30,450
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20	165,000	163,517

		193,967

Health Care Providers & Services (0.3%)
Centene Corp.
4.750%, 1/15/25	65,000	64,922
5.375%, 6/1/26§	5,000	5,131
CVS Health Corp.
5.050%, 3/25/48	50,000	51,835

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Team Health Holdings, Inc.
6.375%, 2/1/25§	$35,000	$30,625
Universal Hospital Services, Inc.
7.625%, 8/15/20	65,000	65,000

		217,513

Pharmaceuticals (0.2%)
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 7/21/23	110,000	99,418

Total Health Care		569,840

Industrials (1.5%)
Aerospace & Defense (0.3%)
Lockheed Martin Corp.
4.700%, 5/15/46	95,000	101,988
TransDigm, Inc.
6.375%, 6/15/26	65,000	65,163

		167,151

Airlines (0.2%)
Delta Air Lines, Inc.
3.625%, 3/15/22	105,000	104,035

Building Products (0.2%)
Builders FirstSource, Inc.
5.625%, 9/1/24§	60,000	58,650
Owens Corning
4.400%, 1/30/48	55,000	45,306

		103,956

Commercial Services & Supplies (0.3%)
Garda World Security Corp.
8.750%, 5/15/25§	60,000	60,075
Prime Security Services Borrower LLC
9.250%, 5/15/23§	48,000	51,422
Tervita Escrow Corp.
7.625%, 12/1/21(b)§	60,000	61,878

		173,375

Machinery (0.1%)
BlueLine Rental Finance Corp.
9.250%, 3/15/24§	60,000	63,375

Road & Rail (0.2%)
CSX Corp.
3.800%, 11/1/46	55,000	50,137
Penske Truck Leasing Co. LP
4.200%, 4/1/27§	110,000	108,315

		158,452

Trading Companies & Distributors (0.2%)
Air Lease Corp.
3.250%, 3/1/25	65,000	60,582
Beacon Roofing Supply, Inc.
4.875%, 11/1/25§	65,000	60,632

		121,214

Total Industrials		891,558

Information Technology (1.0%)
Communications Equipment (0.1%)
CommScope Technologies LLC
6.000%, 6/15/25§	60,000	61,500
Riverbed Technology, Inc.
8.875%, 3/1/23§	35,000	32,550

		94,050

Electronic Equipment, Instruments & Components (0.1%)
Arrow Electronics, Inc.
3.875%, 1/12/28	100,000	93,657

Internet Software & Services (0.2%)
GTT Communications, Inc.
7.875%, 12/31/24§	60,000	59,400
Match Group, Inc.
5.000%, 12/15/27§	65,000	60,859

		120,259

Semiconductors & Semiconductor Equipment (0.2%)
Microchip Technology, Inc.
4.333%, 6/1/23§	95,000	95,053

Software (0.4%)
CDK Global, Inc.
5.875%, 6/15/26	30,000	30,714
Genesys Telecommunications Laboratories, Inc.
10.000%, 11/30/24§	55,000	60,981
Informatica LLC
7.125%, 7/15/23§	60,000	60,750
Solera LLC
10.500%, 3/1/24§	15,000	16,528
Sophia LP
9.000%, 9/30/23§	55,000	57,063

		226,036

Total Information Technology		629,055

Materials (0.6%)
Chemicals (0.3%)
Hexion, Inc.
6.625%, 4/15/20	15,000	14,137
10.375%, 2/1/22§	45,000	44,325
Mosaic Co. (The)
4.050%, 11/15/27	100,000	95,784

		154,246

Containers & Packaging (0.2%)
Flex Acquisition Co., Inc.
6.875%, 1/15/25§	60,000	58,350
7.875%, 7/15/26§	5,000	5,019
WestRock Co.
3.750%, 3/15/25§	50,000	48,908

		112,277

Metals & Mining (0.1%)
SunCoke Energy Partners LP
7.500%, 6/15/25§	60,000	62,028

Total Materials		328,551

Real Estate (0.4%)
Equity Real Estate Investment Trusts (REITs) (0.4%)
Crown Castle International Corp. (REIT)
3.650%, 9/1/27	70,000	65,678
3.800%, 2/15/28	50,000	47,212
ESH Hospitality, Inc. (REIT)
5.250%, 5/1/25§	65,000	63,050
MPT Operating Partnership LP (REIT)
5.250%, 8/1/26	65,000	64,350

Total Real Estate		240,290

Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.
5.250%, 3/1/37	150,000	150,151
CCO Holdings LLC
5.750%, 2/15/26§	30,000	29,814
5.000%, 2/1/28§	35,000	32,879

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Intelsat Jackson Holdings SA
7.250%, 10/15/20	$35,000	$35,186
Level 3 Financing, Inc.
5.375%, 1/15/24	65,000	64,350
Sprint Capital Corp.
6.875%, 11/15/28	15,000	14,457
Telesat Canada
8.875%, 11/15/24§	60,000	64,350

		391,187

Wireless Telecommunication Services (0.1%)
Sprint Corp.
7.125%, 6/15/24	30,000	30,843

Total Telecommunication Services		422,030

Utilities (0.4%)
Electric Utilities (0.4%)
Edison International
4.125%, 3/15/28	50,000	49,609
NextEra Energy Operating Partners LP
4.500%, 9/15/27§	65,000	61,019
Southern Co. (The)
2.450%, 9/1/18	75,000	74,965
1.850%, 7/1/19	80,000	79,375

Total Utilities		264,968

Total Corporate Bonds		7,527,739

Mortgage-Backed Securities (3.0%)
FHLMC
3.000%, 3/1/46	768,839	742,530
3.500%, 5/1/46	753,203	741,199
FNMA
3.500%, 7/1/42	349,716	349,211

Total Mortgage-Backed Securities		1,832,940

U.S. Treasury Obligations (9.1%)
U.S. Treasury Bonds
2.750%, 11/15/42	100,000	94,379
3.625%, 8/15/43	70,000	76,608
3.000%, 2/15/47	220,000	216,562
U.S. Treasury Inflation Linked Notes
0.125%, 4/15/22 TIPS	382,769	372,141
U.S. Treasury Notes
1.500%, 10/31/19	1,350,000	1,332,756
1.750%, 11/30/19	290,000	286,930
2.125%, 8/31/20	320,000	316,325
2.000%, 9/30/20	360,000	354,737
1.750%, 10/31/20	320,000	313,303
1.625%, 11/30/20	300,000	292,597
2.000%, 5/31/21	300,000	293,830
1.125%, 6/30/21	360,000	343,578
1.875%, 8/31/24	290,000	273,617
2.125%, 9/30/24	120,000	114,741
2.250%, 10/31/24	220,000	211,767
2.250%, 11/15/27	370,000	348,616
2.750%, 2/15/28	260,000	255,341

Total U.S. Treasury Obligations		5,497,828

Total Long-Term Debt Securities (39.0%) (Cost $24,319,761)		23,612,218

	Number of Shares
COMMON STOCKS:
Consumer Discretionary (1.5%)
Hotels, Restaurants & Leisure (0.3%)
Starbucks Corp.	3,270	171,315

Internet & Direct Marketing Retail (0.8%)
Amazon.com, Inc.*	290	515,458

Media (0.4%)
Discovery, Inc., Class A*	9,315	247,593

Total Consumer Discretionary		934,366

Consumer Staples (1.5%)
Food & Staples Retailing (0.9%)
Sysco Corp.	4,884	328,254
Walmart, Inc.	2,319	206,924

		535,178

Tobacco (0.6%)
Philip Morris International, Inc.	4,589	396,031

Total Consumer Staples		931,209

Energy (1.9%)
Energy Equipment & Services (0.6%)
Halliburton Co.	4,357	184,824
Patterson-UTI Energy, Inc.	8,907	153,200

		338,024

Oil, Gas & Consumable Fuels (1.3%)
Devon Energy Corp.	6,660	299,767
Newfield Exploration Co.*	9,023	259,140
Pioneer Natural Resources Co.	1,359	257,218

		816,125

Total Energy		1,154,149

Financials (5.0%)
Banks (2.9%)
Citigroup, Inc.	7,256	521,634
Fifth Third Bancorp	8,389	248,230
JPMorgan Chase & Co.	4,739	544,748
Wells Fargo & Co.	7,725	442,565

		1,757,177

Capital Markets (0.8%)
Goldman Sachs Group, Inc. (The)	978	232,207
Intercontinental Exchange, Inc.	3,207	237,029

		469,236

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Insurance (1.3%)
Markel Corp.*	212	$248,040
MetLife, Inc.	6,955	318,122
Willis Towers Watson plc	1,388	221,275

		787,437

Total Financials		3,013,850

Health Care (4.0%)
Biotechnology (0.6%)
Amgen, Inc.	1,940	381,307

Health Care Equipment & Supplies (0.6%)
Abbott Laboratories	5,021	329,076

Health Care Providers & Services (0.5%)
Cigna Corp.	1,573	282,228

Pharmaceuticals (2.3%)
Allergan plc	1,271	233,978
AstraZeneca plc (ADR)	6,336	247,928
Bristol-Myers Squibb Co.	4,318	253,683
Novartis AG (ADR)	3,349	280,981
Roche Holding AG (ADR)	4,887	149,884
Sanofi (ADR)	5,748	249,233

		1,415,687

Total Health Care		2,408,298

Industrials (2.0%)
Air Freight & Logistics (0.3%)
FedEx Corp.	867	213,169

Electrical Equipment (0.5%)
Eaton Corp. plc	3,753	312,137

Professional Services (0.4%)
Equifax, Inc.	1,904	238,952

Road & Rail (0.4%)
AMERCO	627	236,429

Trading Companies & Distributors (0.4%)
MSC Industrial Direct Co., Inc., Class A	2,928	247,797

Total Industrials		1,248,484

Information Technology (6.7%)
Communications Equipment (0.3%)
Telefonaktiebolaget LM Ericsson (ADR)	23,796	187,037

Internet Software & Services (1.6%)
Alphabet, Inc., Class A*	405	497,024
eBay, Inc.*	5,358	179,225
Facebook, Inc., Class A*	1,784	307,883

		984,132

IT Services (2.4%)
Cognizant Technology Solutions Corp., Class A	4,885	398,127
Fidelity National Information Services, Inc.	1,799	185,531
PayPal Holdings, Inc.*	4,874	400,350
Visa, Inc., Class A	3,555	486,111

		1,470,119

Semiconductors & Semiconductor Equipment (0.8%)
Analog Devices, Inc.	2,314	222,468
Lam Research Corp.	1,182	225,337

		447,805

Software (0.9%)
Microsoft Corp.	4,916	521,489

Technology Hardware, Storage & Peripherals (0.7%)
Apple, Inc.	2,262	430,436

Total Information Technology		4,041,018

Materials (0.4%)
Construction Materials (0.4%)
Cemex SAB de CV (ADR)*	35,522	264,639

Total Materials		264,639

Real Estate (0.4%)
Equity Real Estate Investment Trusts (REITs) (0.4%)
American Tower Corp. (REIT)	1,478	219,099

Total Real Estate		219,099

Total Common Stocks (23.4%) (Cost $12,110,147)		14,215,112

INVESTMENT COMPANIES:
DoubleLine Floating Rate Fund‡	280,868	2,774,976
DoubleLine Global Bond Fund‡	165,022	1,694,775

Total Investment Companies (7.4%) (Cost $4,425,000)		4,469,751

SHORT-TERM INVESTMENTS:
Investment Company (8.9%)
JPMorgan Prime Money Market Fund, IM Shares	5,356,158	5,357,229

	Principal Amount
U.S. Treasury Obligations (14.9%)
U.S. Treasury Bills
1.84%, 9/6/18(p)	$370,000	369,302
1.85%, 9/20/18(p)	7,500,000	7,480,391
2.03%, 12/6/18(p)	1,200,000	1,191,386

Total U.S. Treasury Obligations		9,041,079

Total Short-Term Investments (23.8%) (Cost $14,398,524)		14,398,308

Total Investments in Securities (93.6%) (Cost $55,253,432)		56,695,389
Other Assets Less Liabilities (6.4%)		3,880,475

Net Assets (100%)		$60,575,864

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2018, the market value of these securities amounted to $4,283,305 or 7.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At July 31, 2018, the market value of these securities amounted to $91,878 or 0.2% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of July 31, 2018. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of July 31, 2018.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2018.

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2018 (Unaudited)

Glossary:

ADR — American Depositary Receipt

CAPE — Cyclically Adjusted Price Earnings

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

PO — Principal Only

TIPS — Treasury Inflation Protected Security

USD — United States Dollar

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2018 (Unaudited)

Investments in companies which were affiliates for the nine months ended July 31, 2018, were as follows:

Security Description	Shares at July 31, 2018	Market Value October 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value July 31, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
DoubleLine Floating Rate Fund	280,868	2,391,425	400,000	—	—	(16,449)	2,774,976	79,174	—
DoubleLine Global Bond Fund	165,022	1,415,770	300,000	—	—	(20,995)	1,694,775	15,826	—

Total		3,807,195	700,000	—	—	(37,444)	4,469,751	95,000	—

OTC Total return swap contracts outstanding as of July 31, 2018 (Note 1):

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation) ($)
Shiller Barclays CAPE US Sector ER USD Index	0.47% and decrease in total return of index	Increase in total return of index	At maturity	Barclays Bank plc	9/24/2018	2,300,000	2,778
Shiller Barclays CAPE US Sector II ER USD Index	0.40% and decrease in total return of index	Increase in total return of index	At maturity	Barclays Bank plc	5/28/2019	12,000,000	892,080

							894,858

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$662,627	$—	$662,627
Collateralized Mortgage Obligations	—	8,091,084	—	8,091,084
Common Stocks
Consumer Discretionary	934,366	—	—	934,366
Consumer Staples	931,209	—	—	931,209
Energy	1,154,149	—	—	1,154,149
Financials	3,013,850	—	—	3,013,850
Health Care	2,408,298	—	—	2,408,298
Industrials	1,248,484	—	—	1,248,484
Information Technology	4,041,018	—	—	4,041,018
Materials	264,639	—	—	264,639
Real Estate	219,099	—	—	219,099
Corporate Bonds
Consumer Discretionary	—	1,107,498	—	1,107,498
Consumer Staples	—	597,091	—	597,091
Energy	—	1,149,265	—	1,149,265
Financials	—	1,327,593	—	1,327,593
Health Care	—	569,840	—	569,840
Industrials	—	891,558	—	891,558
Information Technology	—	629,055	—	629,055
Materials	—	328,551	—	328,551
Real Estate	—	240,290	—	240,290
Telecommunication Services	—	422,030	—	422,030
Utilities	—	264,968	—	264,968
Investment Companies	4,469,751	—	—	4,469,751
Mortgage-Backed Securities	—	1,832,940	—	1,832,940
Short-Term Investments
Investment Company	5,357,229	—	—	5,357,229
U.S. Treasury Obligations	—	9,041,079	—	9,041,079
Total Return Swaps	—	894,858	—	894,858
U.S. Treasury Obligations	—	5,497,828	—	5,497,828

Total Assets	$24,042,092	$33,548,155	$—	$57,590,247

Total Liabilities	$—	$—	$—	$—

Total	$24,042,092	$33,548,155	$—	$57,590,247

There were no transfers between Levels 1, 2 or 3 during the nine months ended July 31, 2018.

As of July 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,456,710
Aggregate gross unrealized depreciation	(1,122,486)

Net unrealized appreciation	$2,334,224

Federal income tax cost of investments in securities and derivative instruments, if applicable	$55,256,023

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

July 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (21.6%)
Auto Components (1.6%)
Brembo SpA	2,500	$34,262
Cooper Tire & Rubber Co.	28,000	799,400
Dana, Inc.	24,000	512,400
Lear Corp.	400	72,052

		1,418,114

Diversified Consumer Services (2.6%)
H&R Block, Inc.	52,000	1,308,320
ServiceMaster Global Holdings, Inc.*	16,000	911,840
Universal Technical Institute, Inc.*	16,000	52,000

		2,272,160

Hotels, Restaurants & Leisure (1.5%)
Cheesecake Factory, Inc. (The)	6,000	336,180
Dover Motorsports, Inc.	15,000	30,000
Eldorado Resorts, Inc.*	5,000	214,250
Golden Entertainment, Inc.*	12,000	373,560
Nathan’s Famous, Inc.	3,000	294,750
Wynn Resorts Ltd.	500	83,390

		1,332,130

Household Durables (1.5%)
Bassett Furniture Industries, Inc.	31,024	775,600
Hunter Douglas NV	3,000	230,830
Lennar Corp., Class B	7,000	302,400

		1,308,830

Internet & Direct Marketing Retail (0.5%)
Lands’ End, Inc.*	9,000	218,250
zooplus AG*	1,100	190,627

		408,877

Leisure Products (1.0%)
Brunswick Corp.	3,000	192,900
Mattel, Inc.	17,000	269,790
Polaris Industries, Inc.	4,000	421,680

		884,370

Media (12.3%)
AMC Entertainment Holdings, Inc., Class A	40,000	652,000
AMC Networks, Inc., Class A*	9,500	572,755
Clear Channel Outdoor Holdings, Inc., Class A	160,000	712,000
Corus Entertainment, Inc., Class B	180,000	561,787
Entertainment One Ltd.	90,000	423,376
EW Scripps Co. (The), Class A	52,000	681,200
Grupo Televisa SAB (ADR)	42,000	834,960
JCDecaux SA	10,000	326,716
Liberty Media Corp.-Liberty Braves, Class C*	15,000	386,550
Loral Space & Communications, Inc.*	5,500	217,250
Madison Square Garden Co. (The), Class A*	2,501	780,762
Meredith Corp.	15,000	797,250
MSG Networks, Inc., Class A*	32,000	753,600
Tribune Media Co., Class A	52,000	1,760,200
Viacom, Inc., Class B	33,000	958,650
WideOpenWest, Inc.*	30,000	326,400

		10,745,456

Multiline Retail (0.2%)
JC Penney Co., Inc.*	66,000	161,700

Specialty Retail (0.4%)
Aaron’s, Inc.	800	34,648
Tractor Supply Co.	3,600	280,944

		315,592

Total Consumer Discretionary		18,847,229

Consumer Staples (7.1%)
Beverages (1.4%)
Cott Corp.	12,000	191,880
Davide Campari-Milano SpA	33,000	278,223
National Beverage Corp.*	800	84,408
Remy Cointreau SA	5,000	682,901

		1,237,412

Food & Staples Retailing (1.7%)
Casey’s General Stores, Inc.	11,000	1,203,180
Ingles Markets, Inc., Class A	9,500	282,625

		1,485,805

Food Products (2.8%)
Bunge Ltd.	3,000	207,390
Hain Celestial Group, Inc. (The)*	44,000	1,251,359
JM Smucker Co. (The)	5,000	555,600
McCormick & Co., Inc.	1,800	211,104
Parmalat SpA	60,000	207,677

		2,433,130

Household Products (0.7%)
Energizer Holdings, Inc.	5,500	350,240
Oil-Dri Corp. of America	5,200	220,272

		570,512

Personal Products (0.5%)
Avon Products, Inc.*	50,000	79,500
Edgewell Personal Care Co.*	7,000	377,020

		456,520

Total Consumer Staples		6,183,379

Energy (1.4%)
Energy Equipment & Services (1.4%)
Dril-Quip, Inc.*	8,000	412,400
RPC, Inc.	40,000	592,000
Weatherford International plc*	65,000	220,350

Total Energy		1,224,750

Financials (5.0%)
Banks (1.0%)
Atlantic Capital Bancshares, Inc.*	5,000	89,250
FCB Financial Holdings, Inc., Class A*	4,000	204,000
Flushing Financial Corp.	15,022	376,752
State Bank Financial Corp.	7,000	220,150

		890,152

Capital Markets (4.0%)
Cohen & Steers, Inc.	1,800	75,402
Federated Investors, Inc., Class B	93,905	2,272,501
Legg Mason, Inc.	28,000	955,640
Waddell & Reed Financial, Inc., Class A	7,000	144,970

		3,448,513

Total Financials		4,338,665

Health Care (8.9%)
Biotechnology (0.6%)
Loxo Oncology, Inc.*	3,300	553,047

Health Care Equipment & Supplies (1.8%)
Abaxis, Inc.	14,000	1,162,000
K2M Group Holdings, Inc.*	22,000	448,140

		1,610,140

Health Care Providers & Services (2.2%)
Envision Healthcare Corp.*	22,000	973,720
Patterson Cos., Inc.	38,000	931,760

		1,905,480

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Technology (4.2%)
Cotiviti Holdings, Inc.*	35,000	$1,562,400
Evolent Health, Inc., Class A*	39,500	797,900
Teladoc, Inc.*	20,000	1,197,000

		3,557,300

Life Sciences Tools & Services (0.1%)
Bio-Rad Laboratories, Inc., Class A*	300	91,995

Total Health Care		7,717,962

Industrials (30.1%)
Aerospace & Defense (2.6%)
Aerojet Rocketdyne Holdings, Inc.*	6,000	202,200
KLX, Inc.*	15,664	1,144,255
Moog, Inc., Class A	5,000	375,050
Sparton Corp.*	6,500	97,045
Textron, Inc.	6,000	409,620

		2,228,170

Air Freight & Logistics (0.4%)
Park-Ohio Holdings Corp.	8,400	314,580

Building Products (4.9%)
Armstrong Flooring, Inc.*	18,000	235,260
Griffon Corp.	100,000	1,790,000
USG Corp.*	52,000	2,247,440

		4,272,700

Commercial Services & Supplies (1.0%)
Matthews International Corp., Class A	10,000	525,500
Team, Inc.*	14,000	305,200

		830,700

Electrical Equipment (0.5%)
AMETEK, Inc.	200	15,560
AZZ, Inc.	8,000	433,600

		449,160

Machinery (15.6%)
Astec Industries, Inc.	18,500	908,905
CIRCOR International, Inc.	80,000	3,548,001
CNH Industrial NV	30,000	351,600
Eastern Co. (The)	14,000	413,000
EnPro Industries, Inc.	20,000	1,527,800
Evoqua Water Technologies Corp.*	25,411	542,271
Federal Signal Corp.	2,500	59,375
Flowserve Corp.	34,000	1,507,220
Graco, Inc.	4,500	207,630
ITT, Inc.	1,000	56,670
Mueller Industries, Inc.	25,000	827,750
Mueller Water Products, Inc., Class A	28,000	345,800
Navistar International Corp.*	14,000	602,980
Toro Co. (The)	6,000	361,140
Trinity Industries, Inc.	9,500	361,950
Twin Disc, Inc.*	33,000	864,930
Watts Water Technologies, Inc., Class A	13,000	1,112,150

		13,599,172

Road & Rail (0.5%)
Hertz Global Holdings, Inc.*	30,000	456,900

Trading Companies & Distributors (3.2%)
Ashtead Group plc	2,000	61,454
GATX Corp.	8,000	658,720
Herc Holdings, Inc.*	24,000	1,363,680
Kaman Corp.	10,000	662,200

		2,746,054

Transportation Infrastructure (1.4%)
Macquarie Infrastructure Corp.	26,500	1,203,365

Total Industrials		26,100,801

Information Technology (2.4%)
Communications Equipment (0.2%)
Communications Systems, Inc.	20,000	72,200
EchoStar Corp., Class A*	1,600	71,984

		144,184

Electronic Equipment, Instruments & Components (0.2%)
KEMET Corp.*	6,000	155,940

Internet Software & Services (1.1%)
comScore, Inc.*	22,000	440,000
Gogo, Inc.*	31,500	112,770
Internap Corp.*	28,000	276,640
Pandora Media, Inc.*	20,000	134,800

		964,210

IT Services (0.1%)
MoneyGram International, Inc.*	19,000	124,260

Technology Hardware, Storage & Peripherals (0.8%)
Diebold Nixdorf, Inc.	65,000	737,750

Total Information Technology		2,126,344

Materials (7.7%)
Chemicals (4.5%)
Chr Hansen Holding A/S	1,200	124,245
GCP Applied Technologies, Inc.*	45,000	1,311,750
HB Fuller Co.	4,000	226,720
Platform Specialty Products Corp.*	105,000	1,297,800
Scotts Miracle-Gro Co. (The)	3,000	238,290
Tredegar Corp.	15,000	390,750
Valvoline, Inc.	18,000	406,620

		3,996,175

Containers & Packaging (1.6%)
Greif, Inc., Class A	17,000	925,650
Myers Industries, Inc.	21,000	452,550

		1,378,200

Metals & Mining (1.1%)
Ampco-Pittsburgh Corp.*	16,011	168,916
Freeport-McMoRan, Inc.	10,000	165,000
TimkenSteel Corp.*	45,000	625,500

		959,416

Paper & Forest Products (0.5%)
KapStone Paper and Packaging Corp.	12,000	417,360

Total Materials		6,751,151

Real Estate (2.3%)
Equity Real Estate Investment Trusts (REITs) (1.9%)
Education Realty Trust, Inc. (REIT)	20,000	827,200
Ryman Hospitality Properties, Inc. (REIT)	6,000	510,060
Seritage Growth Properties (REIT), Class A	7,500	317,325

		1,654,585

Real Estate Management & Development (0.4%)
St Joe Co. (The)*	21,000	370,650

Total Real Estate		2,025,235

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Telecommunication Services (2.9%)
Diversified Telecommunication Services (0.7%)
Intelsat SA*	32,500	$633,750

Wireless Telecommunication Services (2.2%)
Millicom International Cellular SA	8,000	512,040
Millicom International Cellular SA (SDR)	7,000	448,200
United States Cellular Corp.*	28,000	962,080

		1,922,320

Total Telecommunication Services		2,556,070

Utilities (3.1%)
Electric Utilities (0.0%)
El Paso Electric Co.	200	12,460

Gas Utilities (1.2%)
National Fuel Gas Co.	17,500	939,750

Independent Power and Renewable Electricity Producers (0.9%)
AES Corp.	60,000	801,600

Multi-Utilities (1.0%)
Avista Corp.	18,000	910,440

Total Utilities		2,664,250

Total Common Stocks (92.5%) (Cost $76,746,928)		80,535,836

CONVERTIBLE PREFERRED STOCK:
Health Care (0.0%)
Health Care Providers & Services (0.0%)
BioScrip, Inc. 0.000%(r)* (Cost $400)	4	216

	Number of Warrants
WARRANTS:
Health Care (0.0%)
Health Care Providers & Services (0.0%)
BioScrip, Inc., expiring 6/30/25(r)* (Cost $—)	22	4

	Number of Shares
SHORT-TERM INVESTMENT:
Investment Company (2.4%)
JPMorgan Prime Money Market Fund, IM Shares	2,119,830	2,120,254

Total Short-Term Investment (2.4%) (Cost $2,120,254)		2,120,254

Total Investments in Securities (94.9%) (Cost $78,867,582)		82,656,310
Other Assets Less Liabilities (5.1%)		4,455,671

Net Assets (100%)		$87,111,981

*	Non-income producing.

(r)	Value determined using significant unobservable inputs.

Glossary:

ADR — American Depositary Receipt

SDR — Swedish Depositary Receipt

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities(a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$17,611,418	$1,235,811	$—	$18,847,229
Consumer Staples	4,803,474	1,379,905	—	6,183,379
Energy	1,224,750	—	—	1,224,750
Financials	4,338,665	—	—	4,338,665
Health Care	7,717,962	—	—	7,717,962
Industrials	26,039,347	61,454	—	26,100,801
Information Technology	2,054,144	72,200	—	2,126,344
Materials	6,626,906	124,245	—	6,751,151
Real Estate	2,025,235	—	—	2,025,235
Telecommunication Services	1,595,830	960,240	—	2,556,070
Utilities	2,664,250	—	—	2,664,250
Convertible Preferred Stock
Health Care	—	—	216	216
Short-Term Investment
Investment Company	2,120,254	—	—	2,120,254
Warrants
Health Care	—	—	4	4

Total Assets	$78,822,235	$3,833,855	$220	$82,656,310

Total Liabilities	$—	$—	$—	$—

Total	$78,822,235	$3,833,855	$220	$82,656,310

(a)	A security with a market value of $413,000 transferred from Level 2 to Level 1 at the end of the period due to active trading.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended July 31, 2018.

As of July 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,133,266
Aggregate gross unrealized depreciation	(2,427,715)

Net unrealized appreciation	$3,705,551

Federal income tax cost of investments in securities and derivative instruments, if applicable	$78,950,759

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GLOBAL TALENTS FUND

PORTFOLIO OF INVESTMENTS

July 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Belgium (2.2%)
Anheuser-Busch InBev SA/NV	6,441	$652,177

Chile (2.2%)
Antofagasta plc	50,521	665,103

China (2.8%)
Alibaba Group Holding Ltd. (ADR)*	4,464	835,795

Finland (1.4%)
Sampo OYJ, Class A	7,883	400,614

France (5.9%)
Dassault Systemes SE	6,226	930,432
Financiere de L’Odet SA	474	470,022
Publicis Groupe SA	5,421	346,492

		1,746,946

Germany (4.7%)
Fresenius SE & Co. KGaA	8,562	660,990
Henkel AG & Co. KGaA (Preference)(q)	5,799	727,269

		1,388,259

Israel (2.2%)
Check Point Software Technologies Ltd.*	5,743	647,064

Japan (12.4%)
Kose Corp.	4,100	784,322
SoftBank Group Corp.	10,800	894,406
Start Today Co. Ltd.	17,000	681,885
THK Co. Ltd.	20,200	546,483
Unicharm Corp.	25,800	783,818

		3,690,914

Mexico (3.5%)
Fomento Economico Mexicano SAB de CV	40,200	394,370
Regional SAB de CV	107,300	652,398

		1,046,768

Peru (2.0%)
Credicorp Ltd.	2,646	605,325

South Africa (2.8%)
Naspers Ltd., Class N	3,330	819,887

Spain (1.4%)
Industria de Diseno Textil SA	12,709	416,859

Sweden (1.3%)
Assa Abloy AB, Class B	18,875	374,261

Switzerland (2.6%)
Roche Holding AG	3,161	775,924

United States (51.2%)
Alphabet, Inc., Class A*	826	1,013,684
Amazon.com, Inc.*	782	1,389,958
Apple, Inc.	6,565	1,249,254
Bank of the Ozarks	17,232	704,789
Berkshire Hathaway, Inc., Class B*	5,354	1,059,396
BlackRock, Inc.	1,231	618,898
Charles Schwab Corp. (The)	20,908	1,067,562
Cognex Corp.	10,081	532,075
Concho Resources, Inc.*	5,170	754,044
DexCom, Inc.*	9,023	858,358
Ecolab, Inc.	6,135	863,194
EOG Resources, Inc.	7,557	974,400
Facebook, Inc., Class A*	4,813	830,628
FedEx Corp.	3,260	801,536
IPG Photonics Corp.*	3,711	608,752
Proofpoint, Inc.*	5,234	596,938
QUALCOMM, Inc.	5,969	382,553
Stryker Corp.	5,344	872,408

		15,178,427

Total Investments in Securities (98.6%) (Cost $22,431,626)		29,244,323
Other Assets Less Liabilities (1.4%)		403,393

Net Assets (100%)		$29,647,716

*	Non-income producing.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GLOBAL TALENTS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2018 (Unaudited)

Sector Weightings as of July 31, 2018	Market Value	% of Net Assets
Information Technology	$7,627,175	25.7%
Financials	5,108,982	17.2
Consumer Discretionary	3,655,081	12.3
Consumer Staples	3,341,956	11.3
Health Care	3,167,680	10.7
Industrials	2,192,302	7.4
Energy	1,728,444	5.8
Materials	1,528,297	5.2
Telecommunication Services	894,406	3.0
Cash and Other	403,393	1.4

		100.0%

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$1,389,958	$2,265,123	$—	$3,655,081
Consumer Staples	394,370	2,947,586	—	3,341,956
Energy	1,728,444	—	—	1,728,444
Financials	4,708,368	400,614	—	5,108,982
Health Care	1,730,766	1,436,914	—	3,167,680
Industrials	801,536	1,390,766	—	2,192,302
Information Technology	6,696,743	930,432	—	7,627,175
Materials	863,194	665,103	—	1,528,297
Telecommunication Services	—	894,406	—	894,406

Total Assets	$18,313,379	$10,930,944	$—	$29,244,323

Total Liabilities	$—	$—	$—	$—

Total	$18,313,379	$10,930,944	$—	$29,244,323

There were no transfers between Levels 1, 2 or 3 during the nine months ended July 31, 2018.

As of July 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,041,405
Aggregate gross unrealized depreciation	(228,804)

Net unrealized appreciation	$6,812,601

Federal income tax cost of investments in securities and derivative instruments, if applicable	$22,431,722

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (94.3%)
Consumer Discretionary (12.6%)
Auto Components (0.5%)
Icahn Enterprises LP
6.000%, 8/1/20	$78,000	$78,975
6.375%, 12/15/25	82,000	82,205

		161,180

Distributors (0.7%)
Univar USA, Inc.
6.750%, 7/15/23§	231,000	238,796

Hotels, Restaurants & Leisure (3.6%)
1011778 BC ULC
4.625%, 1/15/22§	262,000	261,017
5.000%, 10/15/25§	135,000	129,094
Boyd Gaming Corp.
6.000%, 8/15/26§	105,000	105,525
Boyne USA, Inc.
7.250%, 5/1/25§	35,000	36,356
Eldorado Resorts, Inc.
7.000%, 8/1/23	160,000	168,200
LTF Merger Sub, Inc.
8.500%, 6/15/23§	212,000	221,010
MGM Resorts International
8.625%, 2/1/19	85,000	87,125
6.625%, 12/15/21	18,000	19,145
Scientific Games International, Inc.
10.000%, 12/1/22	34,000	36,305
Silversea Cruise Finance Ltd.
7.250%, 2/1/25§	57,000	61,703
Stars Group Holdings BV
7.000%, 7/15/26§	103,000	105,966

		1,231,446

Household Durables (0.2%)
William Lyon Homes, Inc.
6.000%, 9/1/23§	74,000	72,705

Media (6.2%)
Altice Luxembourg SA
7.750%, 5/15/22§	200,000	198,880
Cequel Communications Holdings I LLC
5.125%, 12/15/21§	139,000	139,000
DISH DBS Corp.
7.875%, 9/1/19	162,000	167,670
5.875%, 7/15/22	112,000	104,580
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	104,000	102,575
McGraw-Hill Global Education Holdings LLC
7.875%, 5/15/24§	184,000	170,660
Meredith Corp.
6.875%, 2/1/26§	190,000	191,425
National CineMedia LLC
6.000%, 4/15/22	126,000	127,890
Quebecor Media, Inc.
5.750%, 1/15/23	59,000	60,623
Sirius XM Radio, Inc.
6.000%, 7/15/24§	147,000	151,969
Tribune Media Co.
5.875%, 7/15/22	48,000	48,360
Unitymedia GmbH
6.125%, 1/15/25§	200,000	208,480
Ziggo Bond Finance BV
6.000%, 1/15/27§	200,000	183,000
Ziggo BV
5.500%, 1/15/27§	200,000	190,500

		2,045,612

Multiline Retail (0.1%)
Cumberland Farms, Inc.
6.750%, 5/1/25§	45,000	45,281

Specialty Retail (1.3%)
Party City Holdings, Inc.
6.625%, 8/1/26(b)§	30,000	30,000
Penske Automotive Group, Inc.
5.750%, 10/1/22	78,000	79,365
Staples, Inc.
8.500%, 9/15/25§	367,000	344,540

		453,905

Total Consumer Discretionary		4,248,925

Consumer Staples (4.9%)
Food & Staples Retailing (0.5%)
Rite Aid Corp.
6.125%, 4/1/23§	164,000	165,230

Food Products (2.7%)
Clearwater Seafoods, Inc.
6.875%, 5/1/25§	83,000	79,888
JBS USA Lux SA
5.750%, 6/15/25§	180,000	168,781
6.750%, 2/15/28§	151,000	142,722
Lamb Weston Holdings, Inc.
4.875%, 11/1/26§	87,000	85,369
Pilgrim’s Pride Corp.
5.875%, 9/30/27§	180,000	168,075
Post Holdings, Inc.
5.750%, 3/1/27§	223,000	216,734
5.625%, 1/15/28§	78,000	74,248

		935,817

Household Products (0.7%)
Central Garden & Pet Co.
6.125%, 11/15/23	86,000	88,365
Spectrum Brands, Inc.
6.625%, 11/15/22	135,000	139,050

		227,415

Personal Products (1.0%)
First Quality Finance Co., Inc.
4.625%, 5/15/21§	70,000	68,250
Prestige Brands, Inc.
5.375%, 12/15/21§	62,000	62,000
6.375%, 3/1/24§	201,000	200,498

		330,748

Total Consumer Staples		1,659,210

Energy (14.7%)
Energy Equipment & Services (0.6%)
Nabors Industries, Inc.
5.750%, 2/1/25§	106,000	100,265
Precision Drilling Corp.
7.750%, 12/15/23	106,000	112,095

		212,360

Oil, Gas & Consumable Fuels (14.1%)
American Midstream Partners LP
9.250%, 12/15/21(e)§	270,000	267,469
Antero Resources Corp.
5.625%, 6/1/23	117,000	119,633

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Ascent Resources Utica Holdings LLC
10.000%, 4/1/22§	$189,000	$209,185
Berry Petroleum Co. LLC
7.000%, 2/15/26§	75,000	78,098
Blue Racer Midstream LLC
6.125%, 11/15/22§	246,000	249,763
6.625%, 7/15/26§	132,000	132,501
Calumet Specialty Products Partners LP
7.625%, 1/15/22	181,000	179,878
Crestwood Midstream Partners LP
6.250%, 4/1/23(e)	164,000	167,075
CrownRock LP
5.625%, 10/15/25§	142,000	137,030
Delek Logistics Partners LP
6.750%, 5/15/25	175,000	176,203
Endeavor Energy Resources LP
5.500%, 1/30/26§	56,000	54,740
Genesis Energy LP
5.625%, 6/15/24	136,000	126,997
6.500%, 10/1/25	213,000	206,077
Gulfport Energy Corp.
6.375%, 1/15/26	138,000	133,170
Holly Energy Partners LP
6.000%, 8/1/24§	56,000	57,333
Oasis Petroleum, Inc.
6.875%, 3/15/22	68,000	69,360
6.250%, 5/1/26§	92,000	92,230
Parsley Energy LLC
6.250%, 6/1/24§	128,000	133,120
5.625%, 10/15/27§	96,000	95,400
PBF Holding Co. LLC
7.000%, 11/15/23	94,000	97,643
PBF Logistics LP
6.875%, 5/15/23	328,000	333,740
PDC Energy, Inc.
5.750%, 5/15/26	116,000	114,701
Range Resources Corp.
5.750%, 6/1/21	85,000	87,023
Sanchez Energy Corp.
6.125%, 1/15/23	173,000	119,162
7.250%, 2/15/23§	100,000	98,410
SemGroup Corp.
5.625%, 7/15/22	154,000	151,690
5.625%, 11/15/23	100,000	94,500
SM Energy Co.
6.750%, 9/15/26	109,000	110,908
Southern Star Central Corp.
5.125%, 7/15/22§	164,000	164,377
Southwestern Energy Co.
7.750%, 10/1/27	125,000	130,075
Summit Midstream Holdings LLC
5.500%, 8/15/22	150,000	148,500
Targa Resources Partners LP
6.750%, 3/15/24	155,000	163,525
TransMontaigne Partners LP
6.125%, 2/15/26	100,000	99,000
Whiting Petroleum Corp.
6.625%, 1/15/26	64,000	66,240
WPX Energy, Inc.
5.750%, 6/1/26	98,000	98,245

		4,763,001

Total Energy		4,975,361

Financials (1.7%)
Capital Markets (0.8%)
Eagle Holding Co. II LLC
7.625%, 5/15/22 PIK§	148,000	149,347
MSCI, Inc.
5.375%, 5/15/27§	106,000	107,060

		256,407

Consumer Finance (0.7%)
Ally Financial, Inc.
4.625%, 5/19/22	92,000	92,469
Enova International, Inc.
9.750%, 6/1/21	51,000	53,104
8.500%, 9/1/24§	110,000	113,575

		259,148

Thrifts & Mortgage Finance (0.2%)
Freedom Mortgage Corp.
8.250%, 4/15/25§	74,000	71,965

Total Financials		587,520

Health Care (12.9%)
Biotechnology (0.7%)
Sotera Health Topco, Inc.
8.125%, 11/1/21 PIK§	222,000	224,220

Health Care Equipment & Supplies (0.4%)
Sotera Health Holdings LLC
6.500%, 5/15/23§	132,000	134,805

Health Care Providers & Services (8.0%)
Centene Corp.
6.125%, 2/15/24	159,000	167,149
Envision Healthcare Corp.
5.625%, 7/15/22	96,000	98,160
6.250%, 12/1/24§	92,000	98,325
HCA, Inc.
7.500%, 2/15/22	243,000	267,787
7.690%, 6/15/25	91,000	100,441
5.875%, 2/15/26	145,000	149,901
4.500%, 2/15/27	156,000	151,227
LifePoint Health, Inc.
5.500%, 12/1/21	123,000	125,306
MPH Acquisition Holdings LLC
7.125%, 6/1/24§	98,000	101,361
NVA Holdings, Inc.
6.875%, 4/1/26§	185,000	184,316
Polaris Intermediate Corp.
8.500%, 12/1/22 PIK§	224,000	231,571
Surgery Center Holdings, Inc.
8.875%, 4/15/21§	95,000	97,375
6.750%, 7/1/25§	118,000	111,368
Team Health Holdings, Inc.
6.375%, 2/1/25§	230,000	201,250
Tenet Healthcare Corp.
7.500%, 1/1/22§	253,000	265,333
5.125%, 5/1/25	97,000	94,090
7.000%, 8/1/25	87,000	87,653
WellCare Health Plans, Inc.
5.250%, 4/1/25	95,000	95,356
West Street Merger Sub, Inc.
6.375%, 9/1/25§	120,000	117,300

		2,745,269

Health Care Technology (0.6%)
IQVIA, Inc.
4.875%, 5/15/23§	184,000	186,300

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Life Sciences Tools & Services (0.3%)
Charles River Laboratories International, Inc.
5.500%, 4/1/26§	$94,000	$95,175

Pharmaceuticals (2.9%)
Bausch Health Cos., Inc.
7.500%, 7/15/21§	106,000	108,120
6.125%, 4/15/25§	184,000	171,745
5.500%, 11/1/25§	149,000	149,641
Catalent Pharma Solutions, Inc.
4.875%, 1/15/26§	39,000	38,171
Endo Finance LLC
7.250%, 1/15/22(e)§	128,000	120,320
inVentiv Group Holdings, Inc.
7.500%, 10/1/24§	158,000	166,394
Valeant Pharmaceuticals International, Inc.
9.250%, 4/1/26§	216,000	229,781

		984,172

Total Health Care		4,369,941

Industrials (15.6%)
Aerospace & Defense (2.2%)
Bombardier, Inc.
7.500%, 12/1/24§	167,000	177,855
BWX Technologies, Inc.
5.375%, 7/15/26§	51,000	51,638
TransDigm, Inc.
5.500%, 10/15/20	107,000	107,000
6.000%, 7/15/22	142,000	144,512
6.375%, 6/15/26	115,000	115,288
Triumph Group, Inc.
7.750%, 8/15/25	155,000	144,538

		740,831

Airlines (1.0%)
Intrepid Aviation Group Holdings LLC
6.875%, 2/15/19§	328,000	328,000

Building Products (1.7%)
Masonite International Corp.
5.625%, 3/15/23(b)§	34,000	34,595
Standard Industries, Inc.
5.500%, 2/15/23§	236,000	241,027
6.000%, 10/15/25§	132,000	133,980
Summit Materials LLC
6.125%, 7/15/23	172,000	175,010

		584,612

Commercial Services & Supplies (3.9%)
ACCO Brands Corp.
5.250%, 12/15/24§	133,000	131,753
APX Group, Inc.
8.875%, 12/1/22(b)§	114,000	112,860
Covanta Holding Corp.
6.375%, 10/1/22	128,000	130,560
Hulk Finance Corp.
7.000%, 6/1/26§	170,000	159,800
Matthews International Corp.
5.250%, 12/1/25§	85,000	81,388
Multi-Color Corp.
6.125%, 12/1/22§	163,000	165,853
4.875%, 11/1/25§	184,000	170,659
Nielsen Finance LLC
5.000%, 4/15/22§	170,000	165,219
Prime Security Services Borrower LLC
9.250%, 5/15/23§	207,000	221,758

		1,339,850

Construction & Engineering (0.9%)
AECOM
5.125%, 3/15/27	106,000	102,820
AECOM Global II LLC
5.000%, 4/1/22(e)	95,000	96,484
New Enterprise Stone & Lime Co., Inc.
6.250%, 3/15/26§	87,000	88,142

		287,446

Electrical Equipment (0.1%)
Energizer Gamma Acquisition, Inc.
6.375%, 7/15/26§	33,000	33,868

Machinery (1.4%)
Mueller Water Products, Inc.
5.500%, 6/15/26§	52,000	52,390
Novelis Corp.
6.250%, 8/15/24§	17,000	17,043
5.875%, 9/30/26§	120,000	115,056
Welbilt, Inc.
9.500%, 2/15/24	272,000	298,520

		483,009

Professional Services (1.1%)
IHS Markit Ltd.
5.000%, 11/1/22§	21,000	21,613
Jaguar Holding Co. II
6.375%, 8/1/23§	342,000	344,668

		366,281

Road & Rail (2.8%)
DAE Funding LLC
5.000%, 8/1/24§	190,000	185,488
Kenan Advantage Group, Inc. (The)
7.875%, 7/31/23§	342,000	347,129
Park Aerospace Holdings Ltd.
5.500%, 2/15/24§	158,000	156,120
Watco Cos. LLC
6.375%, 4/1/23§	236,000	240,436

		929,173

Trading Companies & Distributors (0.5%)
Beacon Roofing Supply, Inc.
6.375%, 10/1/23	35,000	36,269
Flexi-Van Leasing, Inc.
10.000%, 2/15/23§	71,000	65,897
International Lease Finance Corp.
6.250%, 5/15/19	80,000	82,208

		184,374

Total Industrials		5,277,444

Information Technology (12.7%)
Communications Equipment (0.5%)
CommScope Technologies LLC
6.000%, 6/15/25§	162,000	166,050

Electronic Equipment, Instruments & Components (0.4%)
Itron, Inc.
5.000%, 1/15/26§	138,000	131,279

Internet Software & Services (2.4%)
GTT Communications, Inc.
7.875%, 12/31/24§	166,000	164,340

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Match Group, Inc.
6.375%, 6/1/24	$109,000	$115,540
Rackspace Hosting, Inc.
8.625%, 11/15/24§	231,000	232,444
Zayo Group LLC
6.000%, 4/1/23	145,000	148,813
5.750%, 1/15/27§	134,000	132,660

		793,797

IT Services (2.5%)
Alliance Data Systems Corp.
5.375%, 8/1/22§	275,000	275,687
Exela Intermediate LLC
10.000%, 7/15/23§	174,000	179,446
First Data Corp.
5.375%, 8/15/23§	32,000	32,400
7.000%, 12/1/23§	193,000	201,936
Gartner, Inc.
5.125%, 4/1/25§	63,000	63,394
Unisys Corp.
10.750%, 4/15/22§	85,000	94,988

		847,851

Software (4.7%)
Ascend Learning LLC
6.875%, 8/1/25§	90,000	90,900
CDK Global, Inc.
5.875%, 6/15/26	92,000	94,190
Change Healthcare Holdings LLC
5.750%, 3/1/25§	270,000	261,225
CURO Financial Technologies Corp.
12.000%, 3/1/22§	301,000	325,080
HNA Ecotech Panorama Cayman Co. Ltd.
8.000%, 4/15/21§	120,000	127,671
Informatica LLC
7.125%, 7/15/23§	120,000	121,500
Solera LLC
10.500%, 3/1/24§	228,000	251,228
Sophia LP
9.000%, 9/30/23§	318,000	329,924

		1,601,718

Technology Hardware, Storage & Peripherals (2.2%)
Dell International LLC
5.875%, 6/15/21§	320,000	327,617
7.125%, 6/15/24§	137,000	146,768
Everi Payments, Inc.
7.500%, 12/15/25§	130,000	130,000
NCR Corp.
4.625%, 2/15/21	96,000	94,320
5.875%, 12/15/21	43,000	43,593

		742,298

Total Information Technology		4,282,993

Materials (7.2%)
Chemicals (4.3%)
Blue Cube Spinco, Inc.
10.000%, 10/15/25	190,000	219,925
Huntsman International LLC
4.875%, 11/15/20	72,000	73,260
INEOS Group Holdings SA
5.625%, 8/1/24§	200,000	198,000
Koppers, Inc.
6.000%, 2/15/25§	129,000	129,013
NOVA Chemicals Corp.
4.875%, 6/1/24§	119,000	114,954
Nufarm Australia Ltd.
5.750%, 4/30/26§	210,000	201,863
PQ Corp.
6.750%, 11/15/22§	131,000	137,550
5.750%, 12/15/25§	136,000	134,640
Rayonier AM Products, Inc.
5.500%, 6/1/24§	252,000	236,502

		1,445,707

Containers & Packaging (2.9%)
Berry Global, Inc.
5.500%, 5/15/22	96,000	97,320
5.125%, 7/15/23	124,000	123,231
BWAY Holding Co.
5.500%, 4/15/24§	118,000	115,050
7.250%, 4/15/25§	284,000	276,729
Flex Acquisition Co., Inc.
7.875%, 7/15/26§	103,000	103,391
Owens-Brockway Glass Container, Inc.
5.000%, 1/15/22§	66,000	65,835
Reynolds Group Issuer, Inc.
5.750%, 10/15/20	96,911	97,328
W/S Packaging Holdings, Inc.
9.000%, 4/15/23§	100,000	101,563

		980,447

Total Materials		2,426,154

Real Estate (1.4%)
Equity Real Estate Investment Trusts (REITs) (0.5%)
Equinix, Inc. (REIT)
5.875%, 1/15/26	90,000	93,042
SBA Communications Corp. (REIT)
4.875%, 9/1/24	90,000	87,075

		180,117

Real Estate Management & Development (0.9%)
Greystar Real Estate Partners LLC
5.750%, 12/1/25§	126,000	121,905
Howard Hughes Corp. (The)
5.375%, 3/15/25§	166,000	162,481

		284,386

Total Real Estate		464,503

Telecommunication Services (9.6%)
Diversified Telecommunication Services (6.3%)
Altice France SA
6.000%, 5/15/22§	200,000	206,140
CCO Holdings LLC
5.250%, 3/15/21	95,000	95,950
5.250%, 9/30/22	197,000	198,724
5.125%, 5/1/23§	136,000	135,660
5.750%, 2/15/26§	145,000	144,101
5.875%, 5/1/27§	280,000	276,863
5.000%, 2/1/28§	108,000	101,455
CenturyLink, Inc.
Series G
6.875%, 1/15/28	90,000	83,475
Series W
6.750%, 12/1/23	96,000	98,285
Cincinnati Bell, Inc.
7.000%, 7/15/24§	167,000	149,048
Frontier Communications Corp.
8.500%, 4/1/26§	70,000	67,200

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Level 3 Financing, Inc.
5.375%, 8/15/22	$248,000	$248,465
Sprint Capital Corp.
6.900%, 5/1/19	60,000	61,200
8.750%, 3/15/32	110,000	118,393
Windstream Services LLC
8.625%, 10/31/25§	152,000	142,500

		2,127,459

Wireless Telecommunication Services (3.3%)
Digicel Ltd.
6.000%, 4/15/21§	250,000	231,875
Sprint Communications, Inc.
7.000%, 8/15/20	50,000	52,190
Sprint Corp.
7.875%, 9/15/23	240,000	255,455
7.125%, 6/15/24	66,000	67,855
7.625%, 3/1/26	155,000	160,813
T-Mobile USA, Inc.
6.000%, 3/1/23(r)	171,000	—
6.000%, 3/1/23	171,000	176,113
6.000%, 4/15/24(r)	64,000	—
6.000%, 4/15/24	64,000	66,080
6.375%, 3/1/25(r)	94,000	—
6.375%, 3/1/25	94,000	97,995

		1,108,376

Total Telecommunication Services		3,235,835

Utilities (1.0%)
Independent Power and Renewable Electricity Producers (0.8%)
Calpine Corp.
5.750%, 1/15/25	120,000	110,400
NRG Energy, Inc.
6.250%, 7/15/22	60,000	61,650
Talen Energy Supply LLC
4.600%, 12/15/21	88,000	74,690

		246,740

Water Utilities (0.2%)
Core & Main LP
6.125%, 8/15/25§	81,000	77,865

Total Utilities		324,605

Total Corporate Bonds		31,852,491

Total Long-Term Debt Securities (94.3%) (Cost $32,037,839)		31,852,491

	Number of Shares
SHORT-TERM INVESTMENT:
Investment Company (2.2%)
JPMorgan Prime Money Market Fund, IM Shares	732,614	732,761

Total Short-Term Investment (2.2%) (Cost $732,761)		732,761

Total Investments in Securities (96.5%) (Cost $32,770,600)		32,585,252
Other Assets Less Liabilities (3.5%)		1,185,998

Net Assets (100%)		$33,771,250

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2018, the market value of these securities amounted to $21,227,971 or 62.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At July 31, 2018, the market value of these securities amounted to $177,455 or 0.5% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of July 31, 2018. Maturity date disclosed is the ultimate maturity date.

(r)	Value determined using significant unobservable inputs.

Glossary:

PIK — Payment-in Kind Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)		Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$4,248,925	$—		$4,248,925
Consumer Staples	—	1,659,210	—		1,659,210
Energy	—	4,975,361	—		4,975,361
Financials	—	587,520	—		587,520
Health Care	—	4,369,941	—		4,369,941
Industrials	—	5,277,444	—		5,277,444
Information Technology	—	4,282,993	—		4,282,993
Materials	—	2,426,154	—		2,426,154
Real Estate	—	464,503	—		464,503
Telecommunication Services	—	3,235,835	—	(a)	3,235,835
Utilities	—	324,605	—		324,605
Short-Term Investment
Investment Company	732,761	—	—		732,761

Total Assets	$732,761	$31,852,491	$—		$32,585,252

Total Liabilities	$—	$—	$—		$—

Total	$732,761	$31,852,491	$—		$32,585,252

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the nine months ended July 31, 2018.

As of July 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$338,647
Aggregate gross unrealized depreciation	(525,568)

Net unrealized depreciation	$(186,921)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$32,772,173

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOW VOLATILITY GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

July 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Invesco S&P 500 High Dividend Low Volatility UCITS ETF	4,830	$201,218
Invesco S&P 500 Low Volatility ETF	4,130	202,370
Invesco S&P Emerging Markets Low Volatility ETF	6,920	176,668
Invesco S&P International Developed Low Volatility ETF	11,320	373,900
Invesco S&P MidCap Low Volatility ETF	4,330	207,494
Invesco S&P SmallCap Low Volatility ETF	2,230	110,608
iShares Edge MSCI Min Vol EAFE ETF	5,110	373,183
iShares Edge MSCI Min Vol Emerging Markets ETF	2,910	174,251
iShares Edge MSCI Min Vol Global ETF	9,820	842,162
iShares Edge MSCI Min Vol USA ETF	3,890	213,600
SPDR SSGA US Large Cap Low Volatility Index ETF	350	32,932
SPDR SSGA US Small Cap Low Volatility Index ETF	990	95,446

Total Investments in Securities (99.8%) (Cost $2,713,529)		3,003,832
Other Assets Less Liabilities (0.2%)		6,589

Net Assets (100%)		$3,010,421

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$3,003,832	$—	$—	$3,003,832

Total Assets	$3,003,832	$—	$—	$3,003,832

Total Liabilities	$—	$—	$—	$—

Total	$3,003,832	$—	$—	$3,003,832

There were no transfers between Levels 1, 2 or 3 during the nine months ended July 31, 2018.

As of July 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$290,303
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$290,303

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,713,529

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS

July 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Invesco DB Base Metals Fund*	16,440	$276,028
Invesco DB Commodity Index Tracking Fund*	49,390	851,977
Invesco DB G10 Currency Harvest Fund*‡	69,630	1,691,661
Invesco DB Gold Fund*	34,980	1,350,928
Invesco DB Silver Fund*	4,020	94,976
IQ Merger Arbitrage ETF*	55,080	1,724,004
iShares Commodities Select Strategy ETF	15,120	584,690
iShares Core US REIT ETF	19,260	953,370
iShares MSCI Global Agriculture Producers ETF	9,870	287,711
iShares TIPS Bond ETF	7,810	873,470
JPMorgan Diversified Alternatives ETF	70,820	1,763,418
ProShares Hedge Replication ETF	38,360	1,747,712
ProShares RAFI Long/Short‡	47,080	1,722,422
SPDR Bloomberg Barclays Convertible Securities ETF	32,600	1,733,668
Vanguard Global ex-U.S. Real Estate ETF	14,010	826,590
Vanguard Short-Term Inflation-Protected Securities ETF	17,490	852,987
WisdomTree Managed Futures Strategy Fund*	42,840	1,707,791

Total Investments in Securities (99.7%) (Cost $18,590,816)		19,043,403
Other Assets Less Liabilities (0.3%)		65,634

Net Assets (100%)		$19,109,037

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2018 (Unaudited)

Investments in companies which were affiliates for the nine months ended July 31, 2018, were as follows:

Security Description	Shares at July 31, 2018	Market Value October 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value July 31, 2018 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
Invesco DB G10 Currency Harvest Fund(a)(b)*	69,630	1,529,465	122,133	—	—	40,063	1,691,661	—	—
ProShares RAFI Long/Short	47,080	1,537,888	219,372	—	—	(34,838)	1,722,422	16,838	—

Total		3,067,353	341,505	—	—	5,225	3,414,083	16,838	—

(a)	Not affiliated at October 31, 2017.

(b)	Formerly known as PowerShares DB G10 Currency Harvest Fund.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$19,043,403	$—	$—	$19,043,403

Total Assets	$19,043,403	$—	$—	$19,043,403

Total Liabilities	$—	$—	$—	$—

Total	$19,043,403	$—	$—	$19,043,403

There were no transfers between Levels 1, 2 or 3 during the nine months ended July 31, 2018.

As of July 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$725,418
Aggregate gross unrealized depreciation	(306,755)

Net unrealized appreciation	$418,663

Federal income tax cost of investments in securities and derivative instruments, if applicable	$18,624,740

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Invesco S&P 500 Low Volatility ETF	7,220	$353,780
Invesco S&P Emerging Markets Low Volatility ETF	1,810	46,209
Invesco S&P International Developed Low Volatility ETF	5,760	190,253
Invesco S&P MidCap Low Volatility ETF	4,030	193,118
Invesco S&P SmallCap Low Volatility ETF	1,740	86,304
iShares Core MSCI EAFE ETF	5,930	384,976
iShares Core MSCI Emerging Markets ETF	1,760	95,216
iShares Core S&P Total US Stock Market ETF	16,830	1,086,881
iShares Core U.S. Aggregate Bond ETF	14,860	1,576,052
iShares Edge MSCI Min Vol EAFE ETF	2,580	188,417
iShares Edge MSCI Min Vol Emerging Markets ETF	720	43,114
iShares Edge MSCI Min Vol USA ETF	6,460	354,719
iShares TIPS Bond ETF	3,280	366,835
SPDR Bloomberg Barclays High Yield Bond ETF	4,510	162,089
SPDR SSGA US Small Cap Low Volatility Index ETF	900	86,769
Vanguard Short-Term Bond ETF	2,680	209,388
Vanguard Total International Bond ETF	3,030	165,862

Total Investments in Securities (99.3%) (Cost $5,386,558)		5,589,982
Other Assets Less Liabilities (0.7%)		39,745

Net Assets (100%)		$5,629,727

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$5,589,982	$—	$—	$5,589,982

Total Assets	$5,589,982	$—	$—	$5,589,982

Total Liabilities	$—	$—	$—	$—

Total	$5,589,982	$—	$—	$5,589,982

There were no transfers between Levels 1, 2 or 3 during the nine months ended July 31, 2018.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2018 (Unaudited)

As of July 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$229,571
Aggregate gross unrealized depreciation	(26,147)

Net unrealized appreciation	$203,424

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,386,558

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Invesco S&P 500 Low Volatility ETF	13,370	$655,130
Invesco S&P Emerging Markets Low Volatility ETF	3,130	79,909
Invesco S&P International Developed Low Volatility ETF	10,990	363,000
Invesco S&P MidCap Low Volatility ETF	7,800	373,776
Invesco S&P SmallCap Low Volatility ETF	3,240	160,704
iShares Core MSCI EAFE ETF	11,450	743,334
iShares Core MSCI Emerging Markets ETF	3,140	169,874
iShares Core S&P Total US Stock Market ETF	30,830	1,991,001
iShares Core U.S. Aggregate Bond ETF	21,890	2,321,653
iShares Edge MSCI Min Vol EAFE ETF	4,940	360,768
iShares Edge MSCI Min Vol Emerging Markets ETF	1,430	85,628
iShares Edge MSCI Min Vol USA ETF	11,780	646,840
iShares TIPS Bond ETF	3,960	442,886
SPDR Bloomberg Barclays High Yield Bond ETF	2,640	94,882
SPDR SSGA US Small Cap Low Volatility Index ETF	1,810	174,502
Vanguard Short-Term Bond ETF	1,450	113,289
Vanguard Total International Bond ETF	1,560	85,394

Total Exchange Traded Funds (99.2%) (Cost $8,599,499)		8,862,570

SHORT-TERM INVESTMENT:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, IM Shares	52,447	52,458

Total Short-Term Investment (0.6%) (Cost $52,458)		52,458

Total Investments in Securities (99.8%) (Cost $8,651,957)		8,915,028
Other Assets Less Liabilities (0.2%)		13,404

Net Assets (100%)		$8,928,432

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$8,862,570	$—	$—	$8,862,570
Short-Term Investment
Investment Company	52,458	—	—	52,458

Total Assets	$8,915,028	$—	$—	$8,915,028

Total Liabilities	$—	$—	$—	$—

Total	$8,915,028	$—	$—	$8,915,028

There were no transfers between Levels 1, 2 or 3 during the nine months ended July 31, 2018.

As of July 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$282,098
Aggregate gross unrealized depreciation	(19,027)

Net unrealized appreciation	$263,071

Federal income tax cost of investments in securities and derivative instruments, if applicable	$8,651,957

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2030 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Invesco S&P 500 Low Volatility ETF	7,160	$350,840
Invesco S&P Emerging Markets Low Volatility ETF	1,720	43,912
Invesco S&P International Developed Low Volatility ETF	6,020	198,841
Invesco S&P MidCap Low Volatility ETF	4,110	196,951
Invesco S&P SmallCap Low Volatility ETF	1,770	87,792
iShares Core MSCI EAFE ETF	6,210	403,153
iShares Core MSCI Emerging Markets ETF	1,700	91,970
iShares Core S&P Total US Stock Market ETF	16,750	1,081,715
iShares Core U.S. Aggregate Bond ETF	9,430	1,000,146
iShares Edge MSCI Min Vol EAFE ETF	2,740	200,102
iShares Edge MSCI Min Vol Emerging Markets ETF	730	43,712
iShares Edge MSCI Min Vol USA ETF	6,440	353,620
iShares TIPS Bond ETF	1,590	177,826
SPDR SSGA US Small Cap Low Volatility Index ETF	930	89,661

Total Investments in Securities (99.5%) (Cost $4,067,403)		4,320,241
Other Assets Less Liabilities (0.5%)		21,771

Net Assets (100%)		$4,342,012

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$4,320,241	$—	$—	$4,320,241

Total Assets	$4,320,241	$—	$—	$4,320,241

Total Liabilities	$—	$—	$—	$—

Total	$4,320,241	$—	$—	$4,320,241

There were no transfers between Levels 1, 2 or 3 during the nine months ended July 31, 2018.

As of July 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$271,889
Aggregate gross unrealized depreciation	(19,051)

Net unrealized appreciation	$252,838

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,067,403

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Invesco S&P 500 Low Volatility ETF	10,510	$514,990
Invesco S&P Emerging Markets Low Volatility ETF	2,600	66,378
Invesco S&P International Developed Low Volatility ETF	8,630	285,049
Invesco S&P MidCap Low Volatility ETF	6,030	288,958
Invesco S&P SmallCap Low Volatility ETF	2,540	125,984
iShares Core MSCI EAFE ETF	8,700	564,804
iShares Core MSCI Emerging Markets ETF	2,390	129,299
iShares Core S&P Total US Stock Market ETF	23,960	1,547,337
iShares Core U.S. Aggregate Bond ETF	10,380	1,100,903
iShares Edge MSCI Min Vol EAFE ETF	3,890	284,087
iShares Edge MSCI Min Vol Emerging Markets ETF	1,140	68,263
iShares Edge MSCI Min Vol USA ETF	9,230	506,819
iShares TIPS Bond ETF	1,750	195,720
SPDR SSGA US Small Cap Low Volatility Index ETF	1,270	122,440

Total Investments in Securities (87.4%) (Cost $5,497,461)		5,801,031
Other Assets Less Liabilities (12.6%)		836,180

Net Assets (100%)		$6,637,211

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$5,801,031	$—	$—	$5,801,031

Total Assets	$5,801,031	$—	$—	$5,801,031

Total Liabilities	$—	$—	$—	$—

Total	$5,801,031	$—	$—	$5,801,031

There were no transfers between Levels 1, 2 or 3 during the nine months ended July 31, 2018.

As of July 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$318,888
Aggregate gross unrealized depreciation	(15,318)

Net unrealized appreciation	$303,570

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,497,461

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2040 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Invesco S&P 500 Low Volatility ETF	5,860	$287,140
Invesco S&P Emerging Markets Low Volatility ETF	1,360	34,721
Invesco S&P International Developed Low Volatility ETF	4,410	145,662
Invesco S&P MidCap Low Volatility ETF	3,320	159,094
Invesco S&P SmallCap Low Volatility ETF	1,400	69,440
iShares Core MSCI EAFE ETF	4,730	307,072
iShares Core MSCI Emerging Markets ETF	1,210	65,461
iShares Core S&P Total US Stock Market ETF	13,330	860,852
iShares Core U.S. Aggregate Bond ETF	4,070	431,664
iShares Edge MSCI Min Vol EAFE ETF	2,050	149,712
iShares Edge MSCI Min Vol Emerging Markets ETF	580	34,730
iShares Edge MSCI Min Vol USA ETF	5,220	286,630
iShares TIPS Bond ETF	650	72,696
SPDR SSGA US Small Cap Low Volatility Index ETF	740	71,343

Total Investments in Securities (99.6%) (Cost $2,684,082)		2,976,217
Other Assets Less Liabilities (0.4%)		11,734

Net Assets (100%)		$2,987,951

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,976,217	$—	$—	$2,976,217

Total Assets	$2,976,217	$—	$—	$2,976,217

Total Liabilities	$—	$—	$—	$—

Total	$2,976,217	$—	$—	$2,976,217

There were no transfers between Levels 1, 2 or 3 during the nine months ended July 31, 2018.

As of July 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$303,964
Aggregate gross unrealized depreciation	(11,829)

Net unrealized appreciation	$292,135

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,684,082

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2045 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Invesco S&P 500 Low Volatility ETF	7,560	$370,440
Invesco S&P Emerging Markets Low Volatility ETF	1,830	46,720
Invesco S&P International Developed Low Volatility ETF	5,990	197,850
Invesco S&P MidCap Low Volatility ETF	4,040	193,597
Invesco S&P SmallCap Low Volatility ETF	1,770	87,792
iShares Core MSCI EAFE ETF	6,060	393,415
iShares Core MSCI Emerging Markets ETF	1,650	89,265
iShares Core S&P Total US Stock Market ETF	16,950	1,094,630
iShares Core U.S. Aggregate Bond ETF	3,590	380,755
iShares Edge MSCI Min Vol EAFE ETF	2,730	199,372
iShares Edge MSCI Min Vol Emerging Markets ETF	800	47,904
iShares Edge MSCI Min Vol USA ETF	6,610	362,955
iShares TIPS Bond ETF	590	65,986
SPDR SSGA US Small Cap Low Volatility Index ETF	910	87,733

Total Investments in Securities (99.4%) (Cost $3,293,377)		3,618,414
Other Assets Less Liabilities (0.6%)		22,171

Net Assets (100%)		$3,640,585

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$3,618,414	$—	$—	$3,618,414

Total Assets	$3,618,414	$—	$—	$3,618,414

Total Liabilities	$—	$—	$—	$—

Total	$3,618,414	$—	$—	$3,618,414

There were no transfers between Levels 1, 2 or 3 during the nine months ended July 31, 2018.

As of July 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$333,420
Aggregate gross unrealized depreciation	(8,383)

Net unrealized appreciation	$325,037

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,293,377

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2050 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Invesco S&P 500 Low Volatility ETF	6,930	$339,570
Invesco S&P Emerging Markets Low Volatility ETF	1,760	44,933
Invesco S&P International Developed Low Volatility ETF	5,290	174,729
Invesco S&P MidCap Low Volatility ETF	3,740	179,221
Invesco S&P SmallCap Low Volatility ETF	1,650	81,840
iShares Core MSCI EAFE ETF	5,510	357,709
iShares Core MSCI Emerging Markets ETF	1,450	78,445
iShares Core S&P Total US Stock Market ETF	15,760	1,017,781
iShares Core U.S. Aggregate Bond ETF	1,840	195,150
iShares Edge MSCI Min Vol EAFE ETF	2,400	175,272
iShares Edge MSCI Min Vol Emerging Markets ETF	650	38,922
iShares Edge MSCI Min Vol USA ETF	6,210	340,991
iShares TIPS Bond ETF	270	30,197
SPDR SSGA US Small Cap Low Volatility Index ETF	820	79,056

Total Investments in Securities (99.5%) (Cost $2,792,927)		3,133,816
Other Assets Less Liabilities (0.5%)		14,607

Net Assets (100%)		$3,148,423

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$3,133,816	$—	$—	$3,133,816

Total Assets	$3,133,816	$—	$—	$3,133,816

Total Liabilities	$—	$—	$—	$—

Total	$3,133,816	$—	$—	$3,133,816

There were no transfers between Levels 1, 2 or 3 during the nine months ended July 31, 2018.

As of July 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$345,795
Aggregate gross unrealized depreciation	(4,906)

Net unrealized appreciation	$340,889

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,792,927

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2055 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Invesco S&P 500 Low Volatility ETF	6,950	$340,550
Invesco S&P Emerging Markets Low Volatility ETF	1,700	43,401
Invesco S&P International Developed Low Volatility ETF	5,410	178,692
Invesco S&P MidCap Low Volatility ETF	3,780	181,138
Invesco S&P SmallCap Low Volatility ETF	1,690	83,824
iShares Core MSCI EAFE ETF	5,460	354,463
iShares Core MSCI Emerging Markets ETF	1,670	90,347
iShares Core S&P Total US Stock Market ETF	15,710	1,014,551
iShares Core U.S. Aggregate Bond ETF	590	62,575
iShares Edge MSCI Min Vol EAFE ETF	2,490	181,845
iShares Edge MSCI Min Vol Emerging Markets ETF	610	36,527
iShares Edge MSCI Min Vol USA ETF	6,180	339,344
iShares TIPS Bond ETF	90	10,066
SPDR SSGA US Small Cap Low Volatility Index ETF	850	81,948

Total Investments in Securities (99.6%) (Cost $2,636,973)		2,999,271
Other Assets Less Liabilities (0.4%)		11,163

Net Assets (100%)		$3,010,434

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,999,271	$—	$—	$2,999,271

Total Assets	$2,999,271	$—	$—	$2,999,271

Total Liabilities	$—	$—	$—	$—

Total	$2,999,271	$—	$—	$2,999,271

There were no transfers between Levels 1, 2 or 3 during the nine months ended July 31, 2018.

As of July 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$363,615
Aggregate gross unrealized depreciation	(1,317)

Net unrealized appreciation	$362,298

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,636,973

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2060 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Invesco S&P 500 Low Volatility ETF	7,210	$353,290
Invesco S&P Emerging Markets Low Volatility ETF	1,580	40,337
Invesco S&P International Developed Low Volatility ETF	5,430	179,353
Invesco S&P MidCap Low Volatility ETF	3,850	184,492
Invesco S&P SmallCap Low Volatility ETF	1,710	84,816
iShares Core MSCI EAFE ETF	5,580	362,254
iShares Core MSCI Emerging Markets ETF	1,470	79,527
iShares Core S&P Total US Stock Market ETF	16,270	1,050,717
iShares Edge MSCI Min Vol EAFE ETF	2,420	176,733
iShares Edge MSCI Min Vol Emerging Markets ETF	650	38,922
iShares Edge MSCI Min Vol USA ETF	6,420	352,522
SPDR SSGA US Small Cap Low Volatility Index ETF	870	83,876

Total Investments in Securities (99.6%) (Cost $2,615,807)		2,986,839
Other Assets Less Liabilities (0.4%)		10,719

Net Assets (100%)		$2,997,558

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,986,839	$—	$—	$2,986,839

Total Assets	$2,986,839	$—	$—	$2,986,839

Total Liabilities	$—	$—	$—	$—

Total	$2,986,839	$—	$—	$2,986,839

There were no transfers between Levels 1, 2 or 3 during the nine months ended July 31, 2018.

As of July 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$371,032
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$371,032

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,615,807

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS

July 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.3%)
Auto Components (0.6%)
Bridgestone Corp.	600	$23,578
Continental AG	100	23,036
Magna International, Inc.	900	54,823

		101,437

Automobiles (0.6%)
Bayerische Motoren Werke AG	300	29,008
Daimler AG (Registered)	400	27,667
Suzuki Motor Corp.	300	17,576
Yamaha Motor Co. Ltd.	800	21,042

		95,293

Hotels, Restaurants & Leisure (2.2%)
Carnival Corp.	900	53,316
Compass Group plc	1,923	41,382
Hilton Worldwide Holdings, Inc.	300	23,598
McDonald’s Holdings Co. Japan Ltd.	300	14,327
Restaurant Brands International, Inc.	500	31,898
Royal Caribbean Cruises Ltd.	200	22,552
Starbucks Corp.	2,100	110,019
TUI AG	1,500	32,090
Vail Resorts, Inc.	100	27,687
Yum! Brands, Inc.	400	31,716

		388,585

Household Durables (0.3%)
DR Horton, Inc.	500	21,850
Mohawk Industries, Inc.*	100	18,836
Sekisui House Ltd.	1,000	17,006

		57,692

Media (1.5%)
Comcast Corp., Class A	2,900	103,762
Omnicom Group, Inc.	800	55,064
Vivendi SA	800	20,768
Walt Disney Co. (The)	700	79,492

		259,086

Multiline Retail (0.4%)
Dollar General Corp.	500	49,075
Target Corp.	300	24,204

		73,279

Specialty Retail (2.4%)
Home Depot, Inc. (The)	700	138,264
Industria de Diseno Textil SA	2,000	65,600
Lowe’s Cos., Inc.	600	59,604
TJX Cos., Inc. (The)	1,600	155,616

		419,084

Textiles, Apparel & Luxury Goods (1.3%)
Gildan Activewear, Inc.	800	20,608
LVMH Moet Hennessy Louis Vuitton SE	200	69,892
NIKE, Inc., Class B	900	69,219
VF Corp.	700	64,449

		224,168

Total Consumer Discretionary		1,618,624

Consumer Staples (14.1%)
Beverages (4.4%)
Brown-Forman Corp., Class B	500	26,610
Coca-Cola Co. (The)	4,100	191,183
Constellation Brands, Inc., Class A	400	84,092
Diageo plc	2,400	88,266
Heineken NV	800	80,957
Kirin Holdings Co. Ltd.	1,000	25,551
Monster Beverage Corp.*	500	30,010
PepsiCo, Inc.	1,800	207,000
Pernod Ricard SA	200	32,262

		765,931

Food & Staples Retailing (2.5%)
Costco Wholesale Corp.	600	131,226
George Weston Ltd.	500	41,596
Lawson, Inc.	300	18,003
Seven & i Holdings Co. Ltd.	900	36,663
Sysco Corp.	1,200	80,652
Walgreens Boots Alliance, Inc.	1,100	74,382
Walmart, Inc.	300	26,769
Woolworths Group Ltd.	1,400	31,298

		440,589

Food Products (2.3%)
General Mills, Inc.	1,500	69,090
Hershey Co. (The)	200	19,642
Kellogg Co.	900	63,927
McCormick & Co., Inc. (Non-Voting)	200	23,508
Mondelez International, Inc., Class A	1,600	69,408
Nestle SA (Registered)	1,400	114,104
Orkla ASA	2,000	16,919
Tyson Foods, Inc., Class A	300	17,295

		393,893

Household Products (2.9%)
Church & Dwight Co., Inc.	400	22,360
Clorox Co. (The)	300	40,551
Colgate-Palmolive Co.	1,300	87,113
Henkel AG & Co. KGaA (Preference)(q)	580	72,739
Kimberly-Clark Corp.	600	68,316
Procter & Gamble Co. (The)	2,600	210,288

		501,367

Personal Products (2.0%)
Estee Lauder Cos., Inc. (The), Class A	600	80,964
Kao Corp.	500	36,386
L’Oreal SA	270	66,144
Unilever NV (CVA)	1,400	80,611
Unilever plc	1,300	74,310

		338,415

Total Consumer Staples		2,440,195

Energy (2.2%)
Oil, Gas & Consumable Fuels (2.2%)
Eni SpA	1,400	26,953
Exxon Mobil Corp.	2,000	163,020
Phillips 66	200	24,668
Snam SpA	6,000	25,784
Suncor Energy, Inc.	400	16,844
TOTAL SA	1,400	91,448
Valero Energy Corp.	300	35,505

Total Energy		384,222

Financials (18.3%)
Banks (8.2%)
Aozora Bank Ltd.	1,000	37,338
Bank Leumi Le-Israel BM	3,000	18,790
Bank of Montreal	1,200	95,116
Bank of Nova Scotia (The)	1,300	77,040
BB&T Corp.	800	40,648
Canadian Imperial Bank of Commerce	700	63,884
Citizens Financial Group, Inc.	600	23,868
Commonwealth Bank of Australia	900	50,009
Danske Bank A/S	1,200	34,884
DNB ASA	900	18,156

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Hang Seng Bank Ltd.	1,400	$38,099
ING Groep NV	2,400	36,770
JPMorgan Chase & Co.	700	80,465
M&T Bank Corp.	200	34,670
Mizrahi Tefahot Bank Ltd.	1,800	34,964
National Australia Bank Ltd.	1,000	21,048
National Bank of Canada	900	44,120
Nordea Bank AB	2,000	21,271
Oversea-Chinese Banking Corp. Ltd.	3,000	25,497
PNC Financial Services Group, Inc. (The)	700	101,381
Royal Bank of Canada	1,200	93,677
Skandinaviska Enskilda Banken AB, Class A	2,000	21,399
SunTrust Banks, Inc.	700	50,449
Svenska Handelsbanken AB, Class A	2,000	24,713
Swedbank AB, Class A	2,600	61,563
Toronto-Dominion Bank (The)	2,600	154,239
United Overseas Bank Ltd.	1,000	19,848
US Bancorp	1,800	95,418

		1,419,324

Capital Markets (4.0%)
Ameriprise Financial, Inc.	300	43,701
Bank of New York Mellon Corp. (The)	700	37,429
BlackRock, Inc.	100	50,276
Brookfield Asset Management, Inc., Class A	1,300	54,854
CME Group, Inc.	700	111,384
Deutsche Boerse AG	400	52,715
Intercontinental Exchange, Inc.	700	51,737
Moody’s Corp.	100	17,112
MSCI, Inc.	300	49,857
Northern Trust Corp.	400	43,688
S&P Global, Inc.	500	100,220
T Rowe Price Group, Inc.	300	35,724
TD Ameritrade Holding Corp.	400	22,860
Thomson Reuters Corp.	700	29,047

		700,604

Consumer Finance (0.1%)
Ally Financial, Inc.	800	21,408

Insurance (6.0%)
Aflac, Inc.	600	27,924
AIA Group Ltd.	4,200	36,654
Allianz SE (Registered)	350	77,410
Allstate Corp. (The)	700	66,584
Aon plc	400	57,420
Assicurazioni Generali SpA	1,000	17,774
Chubb Ltd.	400	55,888
Cincinnati Financial Corp.	300	22,689
Everest Re Group Ltd.	100	21,835
Legal & General Group plc	8,000	27,584
Lincoln National Corp.	400	27,240
Manulife Financial Corp.	2,200	40,859
Marsh & McLennan Cos., Inc.	1,300	108,368
NN Group NV	600	26,535
Progressive Corp. (The)	1,600	96,016
Prudential Financial, Inc.	400	40,364
Reinsurance Group of America, Inc.	200	28,300
Sampo OYJ, Class A	600	30,492
Sompo Holdings, Inc.	400	16,220
Sun Life Financial, Inc.	2,000	81,793
T&D Holdings, Inc.	1,200	17,869
Willis Towers Watson plc	300	47,826
Zurich Insurance Group AG*	200	61,546

		1,035,190

Total Financials		3,176,526

Health Care (11.5%)
Biotechnology (0.2%)
CSL Ltd.	200	29,214

Health Care Equipment & Supplies (3.0%)
Baxter International, Inc.	1,100	79,695
Coloplast A/S, Class B	200	21,813
Danaher Corp.	500	51,290
Edwards Lifesciences Corp.*	200	28,490
Hoya Corp.	400	23,968
IDEXX Laboratories, Inc.*	200	48,986
Intuitive Surgical, Inc.*	100	50,819
Medtronic plc	1,000	90,230
Stryker Corp.	600	97,950
Sysmex Corp.	200	18,906

		512,147

Health Care Providers & Services (3.0%)
Anthem, Inc.	200	50,600
Cigna Corp.	400	71,768
CVS Health Corp.	600	38,916
Fresenius Medical Care AG & Co. KGaA	200	19,538
HCA Healthcare, Inc.	400	49,692
Humana, Inc.	300	94,254
Quest Diagnostics, Inc.	200	21,544
UnitedHealth Group, Inc.	700	177,254

		523,566

Health Care Technology (0.1%)
Cerner Corp.*	300	18,624

Life Sciences Tools & Services (0.6%)
Mettler-Toledo International, Inc.*	100	59,251
Thermo Fisher Scientific, Inc.	200	46,906

		106,157

Pharmaceuticals (4.6%)
Astellas Pharma, Inc.	3,000	48,764
Bayer AG (Registered)	490	54,582
Eli Lilly & Co.	400	39,524
Johnson & Johnson	1,500	198,780
Merck & Co., Inc.	1,900	125,153
Novo Nordisk A/S, Class B	800	39,940
Pfizer, Inc.	2,900	115,797
Roche Holding AG	420	103,096
Takeda Pharmaceutical Co. Ltd.	500	20,905
Zoetis, Inc.	700	60,536

		807,077

Total Health Care		1,996,785

Industrials (17.0%)
Aerospace & Defense (4.1%)
BAE Systems plc	4,500	38,581
CAE, Inc.	800	16,666
General Dynamics Corp.	400	79,904
Lockheed Martin Corp.	400	130,440
Northrop Grumman Corp.	400	120,196
Raytheon Co.	600	118,818
Safran SA	400	49,604
Thales SA	200	26,299
TransDigm Group, Inc.	100	37,554
United Technologies Corp.	700	95,018

		713,080

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Air Freight & Logistics (1.3%)
Deutsche Post AG (Registered)	1,800	$63,545
Expeditors International of Washington, Inc.	800	60,936
United Parcel Service, Inc., Class B	900	107,901

		232,382

Building Products (0.5%)
Assa Abloy AB, Class B	1,200	23,794
Daikin Industries Ltd.	200	23,825
Geberit AG (Registered)	80	35,688

		83,307

Commercial Services & Supplies (1.0%)
Brambles Ltd.	5,100	37,436
Cintas Corp.	200	40,896
Republic Services, Inc.	400	28,992
Waste Management, Inc.	800	72,000

		179,324

Construction & Engineering (0.4%)
HOCHTIEF AG	120	21,568
Vinci SA	500	50,282

		71,850

Electrical Equipment (0.5%)
ABB Ltd. (Registered)	2,400	55,046
Legrand SA	300	22,044
Schneider Electric SE	200	16,100

		93,190

Industrial Conglomerates (2.2%)
3M Co.	600	127,392
Honeywell International, Inc.	800	127,720
Roper Technologies, Inc.	200	60,380
Siemens AG (Registered)	400	56,484

		371,976

Machinery (2.7%)
Atlas Copco AB, Class A*	1,500	42,955
Epiroc AB, Class A*	1,000	11,973
FANUC Corp.	100	19,604
Fortive Corp.	1,100	90,288
Hoshizaki Corp.	300	30,211
Illinois Tool Works, Inc.	500	71,665
Ingersoll-Rand plc	300	29,553
Kone OYJ, Class B	600	32,828
Makita Corp.	400	17,922
Sandvik AB	2,000	36,586
Stanley Black & Decker, Inc.	200	29,894
Volvo AB, Class B	1,000	17,531
Wartsila OYJ Abp	1,500	32,432

		463,442

Marine (0.2%)
Kuehne + Nagel International AG (Registered)	180	28,787

Professional Services (0.8%)
Randstad NV	200	12,690
SGS SA (Registered)	17	44,399
Verisk Analytics, Inc.*	400	44,248
Wolters Kluwer NV	600	36,175

		137,512

Road & Rail (1.4%)
Canadian Pacific Railway Ltd.	200	39,663
DSV A/S	300	25,158
East Japan Railway Co.	300	28,011
MTR Corp. Ltd.	4,000	22,423
Odakyu Electric Railway Co. Ltd.	1,000	21,142
Tobu Railway Co. Ltd.	600	17,654
Tokyu Corp.	1,000	17,189
Union Pacific Corp.	500	74,945

		246,185

Trading Companies & Distributors (1.4%)
Bunzl plc	600	17,838
Fastenal Co.	500	28,465
Ferguson plc	473	37,312
ITOCHU Corp.	1,500	26,562
Marubeni Corp.	3,000	22,827
Mitsubishi Corp.	1,200	33,452
Mitsui & Co. Ltd.	1,900	31,750
Sumitomo Corp.	2,300	37,745

		235,951

Transportation Infrastructure (0.5%)
Aena SME SA(m)	270	49,063
Auckland International Airport Ltd.	5,300	24,113
Sydney Airport	4,000	21,011

		94,187

Total Industrials		2,951,173

Information Technology (12.4%)
Communications Equipment (0.1%)
F5 Networks, Inc.*	100	17,138

Electronic Equipment, Instruments & Components (0.8%)
Amphenol Corp., Class A	600	56,106
Keyence Corp.	100	52,685
Kyocera Corp.	400	23,210
Omron Corp.	300	13,522

		145,523

Internet Software & Services (0.6%)
Facebook, Inc., Class A*	600	103,548

IT Services (5.7%)
Accenture plc, Class A	800	127,464
Amadeus IT Group SA	700	59,754
Automatic Data Processing, Inc.	900	121,491
Broadridge Financial Solutions, Inc.	200	22,596
CGI Group, Inc., Class A*	900	58,102
Cognizant Technology Solutions Corp., Class A	800	65,200
Fidelity National Information Services, Inc.	300	30,939
Fiserv, Inc.*	1,000	75,480
International Business Machines Corp.	500	72,465
Mastercard, Inc., Class A	600	118,800
Paychex, Inc.	600	41,412
Visa, Inc., Class A	1,300	177,762
Worldpay, Inc.*	300	24,657

		996,122

Semiconductors & Semiconductor Equipment (1.1%)
ASML Holding NV	120	25,749
Intel Corp.	700	33,670
Texas Instruments, Inc.	1,100	122,452

		181,871

Software (2.7%)
Adobe Systems, Inc.*	500	122,340
ANSYS, Inc.*	100	16,888
CDK Global, Inc.	300	18,735
Electronic Arts, Inc.*	200	25,750
Intuit, Inc.	400	81,696
Microsoft Corp.	200	21,216
Oracle Corp.	1,100	52,448
SAP SE	1,080	126,101

		465,174

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Technology Hardware, Storage & Peripherals (1.4%)
Apple, Inc.	600	$114,174
Canon, Inc.	1,300	42,052
FUJIFILM Holdings Corp.	700	28,804
Hewlett Packard Enterprise Co.	2,400	37,056
HP, Inc.	1,100	25,388

		247,474

Total Information Technology		2,156,850

Materials (3.2%)
Chemicals (3.1%)
Asahi Kasei Corp.	2,000	26,660
Chr Hansen Holding A/S	200	20,708
Ecolab, Inc.	700	98,490
EMS-Chemie Holding AG (Registered)	60	38,479
Givaudan SA (Registered)	30	70,383
Koninklijke DSM NV	304	32,399
Mitsubishi Chemical Holdings Corp.	2,000	17,434
Novozymes A/S, Class B	400	21,059
PPG Industries, Inc.	500	55,330
Sherwin-Williams Co. (The)	100	44,073
Shin-Etsu Chemical Co. Ltd.	300	30,238
Sika AG (Registered)	180	25,614
Sumitomo Chemical Co. Ltd.	5,000	28,663
Symrise AG	300	27,110

		536,640

Paper & Forest Products (0.1%)
UPM-Kymmene OYJ	600	21,301

Total Materials		557,941

Real Estate (3.8%)
Equity Real Estate Investment Trusts (REITs) (3.0%)
Dexus (REIT)	4,200	31,454
Equity Residential (REIT)	900	58,887
Essex Property Trust, Inc. (REIT)	100	24,045
Goodman Group (REIT)	3,500	25,041
H&R REIT (REIT)	1,400	21,718
Japan Real Estate Investment Corp. (REIT)	4	20,927
Link REIT (REIT)	2,000	19,824
Nomura Real Estate Master Fund, Inc. (REIT)	24	33,999
Prologis, Inc. (REIT)	1,000	65,620
Public Storage (REIT)	200	43,566
Simon Property Group, Inc. (REIT)	600	105,726
Stockland (REIT)	11,900	36,691
Unibail-Rodamco-Westfield (REIT)	160	35,520

		523,018

Real Estate Management & Development (0.8%)
CBRE Group, Inc., Class A*	600	29,880
Daito Trust Construction Co. Ltd.	100	16,693
Daiwa House Industry Co. Ltd.	1,000	36,381
First Capital Realty, Inc.	2,200	34,298
Mitsui Fudosan Co. Ltd.	1,000	23,843

		141,095

Total Real Estate		664,113

Telecommunication Services (3.7%)
Diversified Telecommunication Services (3.1%)
AT&T, Inc.	2,737	87,502
BCE, Inc.	1,200	50,994
Deutsche Telekom AG (Registered)*	4,900	81,077
Elisa OYJ	600	26,079
Nippon Telegraph & Telephone Corp.	900	41,597
Swisscom AG (Registered)	120	56,391
Telenor ASA	1,000	19,555
Telstra Corp. Ltd.	15,300	32,283
Verizon Communications, Inc.	2,700	139,428

		534,906

Wireless Telecommunication Services (0.6%)
KDDI Corp.	1,200	33,409
NTT DOCOMO, Inc.	2,700	69,374

		102,783

Total Telecommunication Services		637,689

Utilities (3.5%)
Electric Utilities (1.2%)
CLP Holdings Ltd.	2,000	22,843
Enel SpA	6,000	33,467
Eversource Energy	900	54,648
Iberdrola SA	9,000	69,986
Red Electrica Corp. SA	1,000	21,212

		202,156

Gas Utilities (0.8%)
Atmos Energy Corp.	500	45,935
Hong Kong & China Gas Co. Ltd.	15,730	32,105
Osaka Gas Co. Ltd.	2,000	38,367
Tokyo Gas Co. Ltd.	1,000	24,357

		140,764

Multi-Utilities (1.2%)
AGL Energy Ltd.	100	1,634
CMS Energy Corp.	400	19,336
Consolidated Edison, Inc.	600	47,358
E.ON SE	2,000	22,554
Public Service Enterprise Group, Inc.	900	46,404
Sempra Energy	600	69,354

		206,640

Water Utilities (0.3%)
American Water Works Co., Inc.	700	61,775

Total Utilities		611,335

Total Investments in Securities (99.0%) (Cost $14,878,378)		17,195,453
Other Assets Less Liabilities (1.0%)		165,733

Net Assets (100%)		$17,361,186

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At July 31, 2018, the market value of these securities amounted to $49,063 or 0.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

CVA — Dutch Certification

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2018 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	1.8%
Canada	6.5
Denmark	0.9
Finland	0.8
France	2.8
Germany	4.5
Hong Kong	1.0
Israel	0.3
Italy	0.6
Japan	7.6
Netherlands	1.5
New Zealand	0.1
Norway	0.3
Singapore	0.3
Spain	1.5
Sweden	1.5
Switzerland	3.9
United Kingdom	2.1
United States	61.0
Cash and Other	1.0

100.0%

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$1,215,652	$402,972	$—	$1,618,624
Consumer Staples	1,665,982	774,213	—	2,440,195
Energy	240,037	144,185	—	384,222
Financials	2,347,378	829,148	—	3,176,526
Health Care	1,616,059	380,726	—	1,996,785
Industrials	1,633,534	1,317,639	—	2,951,173
Information Technology	1,784,973	371,877	—	2,156,850
Materials	197,893	360,048	—	557,941
Real Estate	383,740	280,373	—	664,113
Telecommunication Services	277,924	359,765	—	637,689
Utilities	344,810	266,525	—	611,335

Total Assets	$11,707,982	$5,487,471	$—	$17,195,453

Total Liabilities	$—	$—	$—	$—

Total	$11,707,982	$5,487,471	$—	$17,195,453

There were no transfers between Levels 1, 2 or 3 during the nine months ended July 31, 2018.

As of July 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,526,437
Aggregate gross unrealized depreciation	(235,259)

Net unrealized appreciation	$2,291,178

Federal income tax cost of investments in securities and derivative instruments, if applicable	$14,904,275

See Notes to Portfolio of Investments.

1290 FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2018 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instrument, such security and instrument shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the asset in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Funds. The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of each of the Trust’s Funds and classes pursuant to these Pricing Procedures to the Trust’s administrator, AXA Equitable Funds Management Group, LLC, d/b/a 1290 Asset Managers® (“1290 Asset Managers” or “FMG LLC” or the “Adviser”), a wholly owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”) (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), which assists in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Fund’s assets and liabilities carried at fair value as of July 31, 2018, is included in the Portfolio of Investments for each Fund. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level. The Funds’ policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period.

Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Fund. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

Transfers into and transfers out of Level 3, are included in the Level 3 reconciliation following the Portfolio of Investments for each Fund.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee can perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements and any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Fund’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

1290 FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2018 (Unaudited)

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Fund securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Fund when the Adviser deems that the particular event or circumstance would materially affect such Fund’s NAV. None of the Funds applied these procedures on July 31, 2018.

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments because the Funds account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Fund’s Portfolio of Investments.

For more information on each Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to a Fund’s most recent semi-annual or annual report.

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

1290 FUNDS

By:	/s/ Patricia Louie
Patricia Louie, Esq.
Senior Vice President and Chief Legal Officer
September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia Louie
Patricia Louie, Esq.
Senior Vice President and Chief Legal Officer
September 27, 2018

By:	/s/ Brian Walsh
Brian Walsh
Chief Financial Officer and Treasurer
September 27, 2018